     SEMI-ANNUAL REPORT

                                          --
Six months ended December 31, 2002

                                                          ONE GROUP MUTUAL FUNDS

     One Group
             Money Market Funds

                                    [Picture]

        One Group(R) Prime Money Market Fund

        One Group(R) U.S. Treasury Securities Money Market Fund

        One Group(R) U.S. Government Securities Money Market Fund

        One Group(R) Municipal Money Market Fund

        One Group(R) Michigan Municipal Money Market Fund

        One Group(R) Ohio Municipal Money Market Fund

   NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       1
                                                                          Report

ONE GROUP MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   22
Statements of Operations ...................................   23
Statements of Changes in Net Assets ........................   24
Financial Highlights .......................................   26
Notes to Financial Statements ..............................   29
Trustees ...................................................   32
Officers ...................................................   33

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       2
Report

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
COMMERCIAL PAPER (42.8%):
Asset Backed (29.8%):
$183,000    Aquinas Funding L.L.C., 1.37%,
              3/21/03 (b).................  $   182,449
 100,000    Aquinas Funding L.L.C., 1.36%,
              4/9/03 (b)..................       99,630
 150,000    Atlantis One Funding Corp.,
              1.36%, 5/1/03...............      149,320
 100,000    Bavaria Universal Funding
              Corp., 1.40%,
              2/18/03 (b)*................      100,000
 120,000    Bavaria Universal Funding
              Corp., 1.42%,
              4/15/03 (b)*................      120,000
 136,196    Concord Minutemen Capital Co.,
              L.L.C., 1.83%,
              1/17/03 (b).................      136,085
 100,514    Concord Minutemen Capital Co.,
              L.L.C., 1.74%,
              1/23/03 (b).................      100,407
 125,000    Concord Minutemen Capital Co.,
              L.L.C., 1.71%,
              2/21/03 (b).................      124,697
 102,081    Crown Point Capital Co.,
              L.L.C., 1.73%, 1/9/03 (b)...      102,042
  50,593    Crown Point Capital Co.,
              L.L.C., 1.90%,
              1/21/03 (b).................       50,540
 150,451    Crown Point Capital Co.,
              L.L.C., 1.36%, 2/5/03 (b)...      150,251
  60,000    Crown Point Capital Co.,
              L.L.C., 1.77%,
              3/10/03 (b).................       59,799
 150,000    Dorada Finance, Inc., 1.73%,
              1/6/03 (b)..................      149,964
  88,500    Dorada Finance, Inc., 1.37%,
              3/24/03 (b).................       88,224
  40,000    Galaxy Funding, Inc., 1.72%,
              1/21/03 (b).................       39,962
 100,000    Galaxy Funding, Inc., 1.33%,
              1/22/03 (b).................       99,922
 150,000    Galaxy Funding, Inc., 1.36%,
              3/12/03 (b).................      149,603
  60,390    Giro Multi-Funding Corp.,
              1.39%, 1/7/03 (b)...........       60,376
  76,000    Greyhawk Funding L.L.C.,
              1.78%, 1/14/03 (b)..........       75,951
  94,939    Independence Funding L.L.C.,
              1.78%, 1/10/03 (b)..........       94,897
  50,000    Independence Funding L.L.C.,
              1.81%, 3/17/03 (b)..........       49,811
 104,848    Lexington Parker Capital Co.,
              L.L.C., 1.37%, 3/4/03 (b)...      104,601
 100,000    Lexington Parker Capital Co.,
              L.L.C., 1.38%,
              3/14/03 (b).................       99,724
  50,000    Mane Funding Corp., 1.37%,
              3/25/03 (b).................       49,842
 100,000    Moat Funding L.L.C., 1.34%,
              2/19/03 (b).................       99,818

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 96,543    Ness L.L.C., 1.74%,
              1/15/03 (b).................  $    96,486
  48,903    Ness L.L.C., 1.80%,
              1/24/03 (b).................       48,847
  56,388    Ness L.L.C., 1.80%,
              1/27/03 (b).................       56,315
  56,791    Ness L.L.C., 1.80%,
              4/24/03 (b).................       56,470
  37,932    Ness L.L.C., 1.40%,
              6/2/03 (b)..................       37,708
  29,994    Ness L.L.C., 1.36%,
              6/16/03 (b).................       29,806
  30,217    Ness L.L.C., 1.40%,
              6/18/03 (b).................       30,020
 125,000    Paradigm Funding L.L.C.,
              1.77%, 1/16/03 (b)..........      124,908
  81,000    Paradigm Funding L.L.C.,
              1.34%, 2/6/03 (b)...........       80,891
  83,425    Sheffield Receivables Corp.,
              1.34%, 1/7/03 (b)...........       83,406
  50,000    Sigma Finance, Inc., 2.39%,
              1/17/03 (b).................       49,947
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.38%, 1/27/03 (b)..........       49,950
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.38%, 2/13/03 (b)..........       49,918
  22,100    Tango Finance Corp., 1.39%,
              6/4/03 (b)..................       21,969
                                            -----------
                                              3,354,556
                                            -----------
Banking (10.9%):
 120,000    AB Spintab (5% Swedbank),
              1.33%, 2/6/03...............      119,840
  67,600    Depfa Bank Europe, Plc, 1.37%,
              2/28/03 (b).................       67,451
  75,000    ING (USA) Funding L.L.C.,
              1.47%, 8/29/03..............       74,265
 175,000    Natexis U.S. Finance Corp.,
              1.34%, 2/21/03..............      174,668
 100,000    Natexis U.S. Finance Corp.,
              1.35%, 2/26/03..............       99,790
 100,000    Natexis U.S. Finance Corp.,
              2.20%, 3/7/03...............       99,604
 100,000    National Bank of New Zealand,
              1.35%, 4/23/03 (b)..........       99,580
  50,000    National Bank of New Zealand,
              1.36%, 4/25/03 (b)..........       49,785
  90,000    Santander Central Hispano
              Finance Delaware, Inc.,
              2.21%, 2/25/03..............       89,696

Continued

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       3
                                                                          Report

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$100,000    Swedbank, 1.40%, 6/5/03.......  $    99,397
 100,000    UBN Delaware, Inc., 1.36%,
              1/13/03.....................       99,942
  50,000    UBN Delaware, Inc., 1.38%,
              3/5/03......................       49,879
 100,000    UBN Delaware, Inc., 1.38%,
              3/17/03.....................       99,713
                                            -----------
                                              1,223,610
                                            -----------
Brokerage Services (1.3%):
 150,000    Goldman Sachs Group, Inc.,
              1.35%, 4/21/03 (b)*.........      150,000
                                            -----------
Electric Services (0.8%):
  39,665    National Rural Utilities
              Cooperative Finance Corp.,
              1.40%, 1/27/03..............       39,623
  50,000    National Rural Utilities
              Cooperative Finance Corp.,
              1.46%, 1/28/03..............       49,945
                                            -----------
                                                 89,568
                                            -----------
  Total Commercial Paper                      4,817,734
                                            -----------
EXTENDABLE COMMERCIAL NOTES (7.1%):
Asset Backed (7.1%):
  50,000    ASAP Funding Ltd., 1.78%,
              3/24/03.....................       49,797
 100,000    ASAP Funding Ltd., 1.77%,
              3/25/03.....................       99,592
  66,425    ASAP Funding Ltd., 1.77%,
              3/26/03 (b).................       66,151
  65,000    Dakota (Citibank Credit Card
              Master Trust), 1.35%,
              2/3/03 (b)..................       64,920
 100,000    Fenway Funding L.L.C., 1.87%,
              1/15/03 (b).................       99,927
  70,000    Fenway Funding L.L.C., 1.70%,
              1/29/03 (b).................       69,907
  75,000    Newcastle (Discover Card
              Master Trust), 1.34%,
              1/15/03 (b).................       74,961
  77,393    Newcastle (Discover Card
              Master Trust), 1.34%,
              2/12/03 (b).................       77,272
 100,000    Witmer Funding L.L.C., 1.83%,
              1/16/03 (b).................       99,924
 100,000    Witmer Funding L.L.C., 1.42%,
              2/14/03 (b).................       99,826
                                            -----------
  Total Extendable Commercial Notes             802,277
                                            -----------

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
MUNICIPAL NOTES (1.1%):
New York (1.1%):
$129,650    New York City Transitional
              Finance Authority, Revenue,
              Series B, 1.45%, 5/1/30
              Westdeutsche Landesbank*....  $   129,650
                                            -----------
  Total Municipal Notes                         129,650
                                            -----------
CORPORATE NOTES/MEDIUM TERM NOTES (31.0%):
Asset Backed (26.6%):
  50,000    Belford Funding Co., L.L.C.,
              1.42%, 4/15/03 (b)*.........       50,000
  50,000    Belford Funding Co., L.L.C.,
              1.74%, 10/3/03 (b)*.........       50,000
 100,000    Beta Finance, Inc., 2.72%,
              5/27/03 (b).................      100,000
 100,000    Beta Finance, Inc., 2.53%,
              6/20/03 (b).................      100,000
 103,000    Blue Heron Funding Ltd.,
              1.45%, 10/17/03 (b)*........      103,000
  59,000    Blue Heron Funding Ltd.,
              1.45%, 12/19/03 (b)*........       59,000
 200,000    CC (U.S.A.), Inc., 1.32%,
              8/11/03 (b)*................      200,000
 100,000    Dorada Finance, Inc., 1.32%,
              8/12/03 (b)*................       99,997
 116,700    Halogen Funding Co., L.L.C.,
              1.45%, 1/8/04 (b)*..........      116,700
  59,500    Halogen Funding Co., L.L.C.,
              1.45%, 1/12/04 (b)*.........       59,500
  50,000    Halogen Funding Co., L.L.C.,
              1.50%, 1/16/04 (b)*.........       50,000
  50,000    K2 (USA) L.L.C., 2.78%,
              3/13/03 (b).................       50,000
  33,000    K2 (USA) L.L.C., 2.58%,
              5/15/03 (b).................       32,994
 125,000    K2 (USA) L.L.C., 1.40%,
              12/8/03 (b)*................      125,000
  75,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.76%,
              1/17/03 (b)*................       75,000
  25,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 2.53%,
              3/17/03 (b).................       25,004
  20,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 2.91%,
              4/8/03 (b)..................       20,020
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 3.07%,
              4/8/03 (b)..................       50,000
  25,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.33%,
              9/5/03 (b)*.................       24,997

Continued

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       4
Report

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$100,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.34%,
              9/5/03 (b)*.................  $   100,000
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.40%,
              12/5/03 (b)*................       49,991
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.40%,
              12/9/03 (b)*................       49,991
 100,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.39%,
              12/15/03 (b)*...............       99,981
  50,000    Links Finance L.L.C., 2.80%,
              3/17/03 (b).................       50,000
  50,000    Links Finance L.L.C., 2.96%,
              3/31/03 (b).................       50,000
  40,000    Links Finance L.L.C., 2.96%,
              3/31/03 (b).................       40,050
  75,000    Links Finance L.L.C., 2.65%,
              5/22/03 (b).................       75,000
 150,000    Links Finance L.L.C., 1.32%,
              10/15/03 (b)*...............      149,988
  90,000    Racers Series 00-7-MM, 1.52%,
              5/30/03 (b)*................       90,000
 200,000    Racers Series 01-8-MM, 1.49%,
              4/1/03 (b)*.................      200,000
  50,000    Racers Series 02-17-C, 1.36%,
              5/15/03 (b)*................       49,968
  50,000    Racers Series 02-28-C, 1.37%,
              8/27/03 (b)*................       49,946
  47,500    Racers Series 02-8-C, 1.42%,
              3/3/03 (b)*.................       47,489
  50,000    Sigma Finance, Inc., 2.85%,
              3/25/03 (b).................       50,000
 100,000    Sigma Finance, Inc., 1.33%,
              8/20/03 (b)*................       99,997
  50,000    Sigma Finance, Inc., 2.08%,
              11/3/03 (b).................       50,000
 122,500    Structured Products Asset
              Returns Certificates Series
              02-7, 1.88%, 1/24/03 (b)*...      122,500
  75,000    Syndicated Loan Funding Trust,
              Series 02-1, 1.52%,
              5/9/03 (b)*.................       75,000
  95,000    Syndicated Loan Funding Trust,
              Series 02-4, 1.52%,
              3/17/03 (b)*................       95,000
                                            -----------
                                              2,986,113
                                            -----------
Banking (3.1%):
 100,000    American Express Centurion
              Bank, 1.42%, 6/26/03*.......      100,000

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Banking, continued:
$100,000    American Express Centurion
              Bank, 1.42%, 7/11/03*.......  $   100,000
  30,000    American Express Centurion
              Bank, 1.43%, 10/7/03*.......       30,003
  50,000    Union Bank of Switzerland,
              1.52%, 3/14/03*.............       50,000
  75,000    Wells Fargo & Co., 1.42%,
              1/2/04*.....................       75,000
                                            -----------
                                                355,003
                                            -----------
Financial Services (1.3%):
 100,000    American Express Credit Corp.,
              1.42%, 2/26/03*.............      100,000
  50,000    American Express Credit Corp.,
              1.41%, 4/16/03*.............       50,000
                                            -----------
                                                150,000
                                            -----------
  Total Corporate Notes/Medium Term Notes     3,491,116
                                            -----------
FUNDING AGREEMENTS (8.1%):
Insurance (8.1%):
  75,000    AIG Life Insurance Co., 1.89%,
              12/26/03*...................       75,000
 100,000    Allstate Life Insurance Co.,
              1.58%, 8/15/03*.............      100,000
  50,000    Allstate Life Insurance Co.,
              1.57%, 9/2/03*..............       50,000
  75,000    General Electric Capital
              Assurance Co., 1.76%,
              5/3/03*.....................       75,000
  50,000    Jackson National Life
              Insurance Co., 1.84%,
              10/6/03*....................       50,000
 100,000    Metropolitan Life Insurance
              Co., 1.48%, 3/17/03*........      100,000
 265,000    Peoples Benefit Life Insurance
              Co., 1.88%, 5/9/03*.........      265,000
  50,000    Peoples Benefit Life Insurance
              Co., 1.88%, 11/10/03*.......       50,000
 100,000    Transamerica Life Insurance &
              Annuity Co., 1.86%,
              11/10/03*...................      100,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 1.49%,
              12/9/03*....................       50,000
                                            -----------
  Total Funding Agreements                      915,000
                                            -----------
CERTIFICATES OF DEPOSIT (1.7%):
Banking (0.2%):
  25,000    UBS AG Stamford, 2.75%,
              3/13/03 (b).................       25,019
                                            -----------
Euro (0.4%):
  50,000    HBOS Treasury Services, PLC,
              1.37%, 5/22/03..............       50,001
                                            -----------

Continued

ONE GROUP PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       5
                                                                          Report


Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
CERTIFICATES OF DEPOSIT, CONTINUED:
Yankee (1.1%):
$ 50,000    Abbey National Treasury
              Services-Stamford, 2.02%,
              11/17/03....................  $    50,000
  71,000    Canadian Imperial Bank of
              Commerce, 1.74%, 1/13/03....       71,000
                                            -----------
                                                121,000
                                            -----------
  Total Certificates of Deposit                 196,020
                                            -----------
 Shares
   or
Principal
 Amount         Security Description          Value
---------   ------------------------------  -----------
REPURCHASE AGREEMENTS (2.9%):
$327,823    Mortgage Backed Joint
              Repurchase Agreement, 1.22%,
              1/2/03 (Proceeds at maturity
              $327,845, collateralized by
              various U.S. Government
              securities).................  $   327,823
                                            -----------
  Total Repurchase Agreements                   327,823
                                            -----------
INVESTMENT COMPANIES (5.3%):
 600,000    STIC Liquid Assets
              Portfolio...................      600,000
                                            -----------
  Total Investment Companies                    600,000
                                            -----------
Total (Amortized Cost $11,279,620)(a)       $11,279,620
                                            ===========

------------
Percentages indicated are based on net assets of $11,284,255.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       6
Report

ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
U.S. TREASURY OBLIGATIONS (26.9%):
U.S. Treasury Bills (18.4%):
$  400,000   1/2/03.......................  $  399,985
    50,000   1/9/03.......................      49,981
   250,000   1/16/03......................     249,877
     9,610   1/23/03......................       9,603
   100,000   5/15/03......................      99,533
   100,000   5/22/03......................      99,508
   100,000   5/29/03......................      99,480
   100,000   6/5/03.......................      99,458
   100,000   6/12/03......................      99,441
   100,000   6/19/03......................      99,409
                                            ----------
                                             1,306,275
                                            ----------
U.S. Treasury Notes (8.5%):
    25,000   4.63%, 2/28/03...............      25,076
    50,000   4.25%, 3/31/03...............      50,229
    50,000   4.00%, 4/30/03...............      50,239
    25,000   3.88%, 6/30/03...............      25,243
    50,000   3.88%, 7/31/03...............      50,570
    75,000   5.25%, 8/15/03...............      76,562
   100,000   3.63%, 8/31/03...............     101,212
    50,000   2.75%, 9/30/03...............      50,523
    75,000   2.75%, 10/31/03..............      75,570
   100,000   4.25%, 11/15/03..............     102,128
                                            ----------
                                               607,352
                                            ----------
  Total U.S. Treasury Obligations            1,913,627
                                            ----------
REPURCHASE AGREEMENTS (73.1%):
   150,000   CS First Boston, 1.80%,
               11/7/03 (Proceeds at
               maturity $152,895,
               collateralized by various
               U.S. Government
               securities)................     150,000

PRINCIPAL
  AMOUNT         SECURITY DESCRIPTION         VALUE
----------   -----------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$  100,000   CS First Boston, 1.65%,
               1/5/04 (Proceeds at
               maturity $101,783,
               collateralized by various
               U.S. Government
               securities)................  $  100,000
   650,000   GNMA Joint Repurchase
               Agreement, 1.25%, 1/2/03
               (Proceeds at maturity
               $650,045, collateralized by
               various U.S. Government
               securities)................     650,000
   300,000   Goldman Sachs, 1.22%, 1/3/03
               (Proceeds at maturity
               $300,031, collateralized by
               various U.S. Government
               securities)................     300,000
 3,743,359   Treasury Joint Repurchase
               Agreement, 1.06%, 1/2/03
               (Proceeds at maturity
               $3,743,580, collateralized
               by various U.S. Government
               securities)................   3,743,359
   250,000   UBS Warburg, 1.29%, 1/6/03
               (Proceeds at maturity
               $250,278, collateralized by
               various U.S. Government
               securities)................     250,000
                                            ----------
  Total Repurchase Agreements                5,193,359
                                            ----------
Total (Amortized Cost $7,106,986)(a)        $7,106,986
                                            ==========

------------
Percentages indicated are based on net assets of $7,105,077.

(a) Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       7
                                                                          Report

ONE GROUP U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)


PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES (56.7%):
Fannie Mae (22.4%):
$ 15,000    1.27%, 1/6/03....................  $ 14,997
  28,350    1.48%, 1/8/03....................    28,342
  20,000    2.46%, 2/7/03....................    19,950
  11,100    5.00%, 2/14/03...................    11,138
  50,000    1.29%, 2/25/03...................    49,902
  10,000    1.28%, 3/12/03...................     9,975
  40,000    1.22%, 5/7/03*...................    39,996
  15,000    1.81%, 8/22/03...................    14,824
  20,000    3.13%, 11/15/03..................    20,209
                                               --------
                                                209,333
                                               --------
Federal Farm Credit Bank (7.6%):
  15,000    1.67%, 1/2/03....................    15,000
   7,000    1.73%, 1/2/03....................     7,000
   7,000    1.60%, 2/3/03....................     7,000
   7,865    1.76%, 7/15/03...................     7,790
   5,000    1.90%, 11/7/03...................     5,000
  30,000    1.32%, 10/28/04*.................    29,989
                                               --------
                                                 71,779
                                               --------
Federal Home Loan Bank (14.5%):
  26,667    1.81%, 1/14/03...................    26,649
  13,000    5.00%, 2/28/03...................    13,063
  14,920    5.13%, 9/15/03...................    15,263
  10,000    1.80%, 11/5/03...................    10,000
   3,700    1.80%, 11/5/03...................     3,700
  10,000    1.88%, 11/7/03...................    10,000
  10,000    1.80%, 11/12/03..................    10,000
  14,650    2.50%, 11/14/03..................    14,732
  18,000    1.75%, 12/5/03...................    18,000
  15,000    1.33%, 3/5/04*...................    15,000
                                               --------
                                                136,407
                                               --------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac (11.6%):
$  8,000    2.24%, 1/2/03....................  $  8,000
  22,000    2.57%, 1/8/03....................    21,988
   5,000    2.12%, 1/10/03...................     4,997
  15,000    1.27%, 1/28/03...................    14,986
  10,000    1.60%, 7/8/03*...................     9,999
   5,000    1.96%, 7/17/03...................     4,947
  15,798    1.36%, 7/18/03...................    15,680
  10,000    1.90%, 11/12/03..................    10,000
  18,000    1.75%, 12/5/03...................    18,000
                                               --------
                                                108,597
                                               --------
Student Loan Marketing Assoc. (0.6%):
   6,000    2.65%, 6/13/03...................     6,000
                                               --------
  Total U.S. Government Agency Securities       532,116
                                               --------
U.S. TREASURY OBLIGATIONS (5.3%):
U.S. Treasury Bills (5.3%):
  50,000    1/16/03..........................    49,975
                                               --------
  Total U.S. Treasury Obligations                49,975
                                               --------
REPURCHASE AGREEMENTS (30.6%):
 287,768    Mortgage Backed Joint Repurchase
              Agreement, 1.22%, 1/2/03
              (Proceeds at maturity $287,787,
              collateralized by various U.S.
              Government securities).........   287,768
                                               --------
  Total Repurchase Agreements                   287,768
                                               --------
INVESTMENT COMPANIES (7.4%):
  35,000    STIT Government & Agency
              Portfolio......................    35,000
  35,000    STIT Treasury Portfolio..........    35,000
                                               --------
  Total Investment Companies                     70,000
                                               --------
Total (Amortized Cost $939,859)(a)             $939,859
                                               ========

------------
Percentages indicated are based on net assets of $939,942.

(a) Aggregate cost for federal income tax purposes is substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       8
Report

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
ANTICIPATION NOTES (13.5%):
Colorado (2.6%):
$ 45,000    General Fund Tax & Revenue,
              3.00%, 6/27/03...............  $   45,320
                                             ----------
Idaho (1.5%):
  25,000    State, GO, 3.00%, 6/30/03......      25,166
                                             ----------
Illinois (0.9%):
  15,000    State Revenue Anticipation
              Certificates, 3.00%,
              4/15/03......................      15,068
                                             ----------
Iowa (0.5%):
   8,250    State School Cash Anticipation
              Program, 2.75%, 6/20/03, LOC:
              FSA..........................       8,292
                                             ----------
Kentucky (0.6%):
  10,000    Asset and Liability Commission,
              2.75%, 6/26/03...............      10,052
                                             ----------
Ohio (2.1%):
  14,000    Dayton City School District,
              2.00%, 7/10/03...............      14,060
  10,000    Kettering City School District,
              2.00%, 6/25/03...............      10,041
   4,000    Plain Local School District,
              2.00%, 6/4/03................       4,014
   8,663    University of Cincinnati,
              Series C, 2.10%, 3/19/03.....       8,673
                                             ----------
                                                 36,788
                                             ----------
Tennessee (1.5%):
  25,000    Local Development Authority
              Revenue, 2.75%, 6/11/03......      25,118
                                             ----------
Texas (2.9%):
  50,000    State Tax & Revenue, 2.75%,
              8/29/03......................      50,430
                                             ----------
Wisconsin (0.9%):
  15,000    Madison Metropolitan School
              District, 2.50%, 8/1/03......      15,088
                                             ----------
  Total Anticipation Notes                      231,322
                                             ----------
MUNICIPAL BONDS (2.9%):
California (0.6%):
  10,000    Statewide Community Development
              Authority, Santee Court
              Apartments, Series Z, 1.90%,
              11/15/35, Mandatory Put
              2/12/03 @ 100................      10,000
                                             ----------
Colorado (1.0%):
  17,170    Housing Finance Authority,
              Multi-Family Housing, Class
              I, Series A-1, 1.60%,
              7/1/03.......................      17,170
                                             ----------

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri (0.9%):
$ 15,000    Housing Development Commission,
              1.65%, 3/6/03, LIQ: Bank of
              America (b)..................  $   15,000
                                             ----------
Montana (0.4%):
   7,000    State Board of Housing, Single
              Family Housing, 1.70%,
              6/5/03, LIQ: Bank of America
              (b)..........................       7,000
                                             ----------
  Total Municipal Bonds                          49,170
                                             ----------
TAX FREE COMMERCIAL PAPER (5.7%):
Colorado (1.9%):
   5,000    Colorado Regional
              Transportation Sales Tax,
              1.50%, 2/4/03, LOC:
              Westdeutsche Landesbank......       5,000
   5,000    Colorado Regional
              Transportation Sales Tax,
              1.05%, 3/5/03, LOC:
              Westdeutsche Landesbank......       5,000
  12,400    Denver Airport, System Revenue,
              Series 97A, 1.10%,
              1/24/03 (b)..................      12,400
  10,000    Denver Airport, System Revenue,
              Series 97A, 1.10%,
              3/3/03 (b)...................      10,000
                                             ----------
                                                 32,400
                                             ----------
Indiana (2.3%):
  15,000    Development Finance Authority,
              1.15%, 3/3/03, LOC:
              Landesbank
              Hessen-Thueringen............      15,000
  24,700    Development Finance Authority,
              1.15%, 3/3/03, LOC:
              Landesbank
              Hessen-Thueringen............      24,700
                                             ----------
                                                 39,700
                                             ----------
Michigan (1.2%):
  11,000    State Housing Development
              Authority, 1.20%, 1/15/03,
              LOC: Landesbank Hessen-
              Thueringen...................      11,000
   6,035    University of Michigan, 1.10%,
              1/7/03.......................       6,035
   2,815    University of Michigan, 1.60%,
              1/14/03......................       2,815
                                             ----------
                                                 19,850
                                             ----------

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       9
                                                                          Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Ohio (0.3%):
$  2,000    Ohio State University, 1.10%,
              2/3/03.......................  $    2,000
   3,000    State Air Quality Development
              Authority, 1.20%, 1/9/03,
              INS: FGIC....................       3,000
                                             ----------
                                                  5,000
                                             ----------
  Total Tax Free Commercial Paper                96,950
                                             ----------
DAILY DEMAND NOTES (2.1%):
Alaska (0.7%):
  12,300    Valdez Alaska Marine Term
              Revenue, Exxon Pipeline, Co.
              Project, 1.70%, 10/1/25 *....      12,300
                                             ----------
Kansas (0.3%):
   4,785    State Department of
              Transportation, Highway
              Revenue, 1.63%, 9/1/20 *.....       4,785
                                             ----------
Kentucky (0.2%):
   3,700    Lexington-Fayette Urban County
              Airport Corp., Revenue,
              Series C, AMT, 1.90%, 7/1/13,
              INS: MBIA*...................       3,700
                                             ----------
Michigan (0.4%):
   4,000    State Strategic Fund, LO,
              Revenue, 1.75%, 12/1/33,
              Henry Ford, LOC: Comerica
              Bank *.......................       4,000
   2,050    University of Michigan,
              Hospital Revenue, Series
              92-A, 1.70%, 12/1/19 *.......       2,050
                                             ----------
                                                  6,050
                                             ----------
Missouri (0.2%):
   3,100    St. Louis, IDA, Elderly Housing
              Revenue, Homer G. Phillips
              Project, Series B, AMT,
              1.95%, 12/1/31, LOC: U.S.
              Bank N.A.*...................       3,100
                                             ----------
Ohio (0.2%):
     150    State Solid Waste Authority
              Revenue, BP Products, Series
              B, AMT, 1.75%, 8/1/34 *......         150
   1,100    State Water Development
              Authority, Pollution Control
              Facilities Revenue, Edison
              Co. Project, Series B, 1.75%,
              9/1/18, LOC: Barclays
              Bank*........................       1,100

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
$  2,225    Trumbull County Health Care,
              1.80%, 10/1/31, INS: Radian
              Insurance, LIQ: Fleet
              National Bank *..............  $    2,225
                                             ----------
                                                  3,475
                                             ----------
Virginia (0.1%):
   2,000    Dinwiddie County, IDR,
              Chaparral East Project A,
              AMT, 1.80%, 9/1/28, LOC: Bank
              of America*..................       2,000
                                             ----------
  Total Daily Demand Notes                       35,410
                                             ----------
WEEKLY DEMAND NOTES (69.5%):
Alaska (0.4%):
   7,270    Industrial Development & Export
              Authority, AMT, 1.63%,
              4/1/14, INS: MBIA * (b)......       7,270
                                             ----------
Arizona (2.9%):
  34,000    Tucson, IDA, Multi-Family
              Housing Revenue, Series 02-A,
              1.65%, 1/15/32, LOC: FNMA*...      34,000
  16,420    Tucson, Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-A, AMT, 1.82%,
              1/1/34, LOC: Bank of America*
              (b)..........................      16,420
                                             ----------
                                                 50,420
                                             ----------
Arkansas (2.2%):
  25,200    Clark County Solid Waste
              Disposal Revenue, Reynolds
              Metals Co. Project, AMT,
              1.65%, 8/1/22, LOC: SunTrust
              Bank*........................      25,200
   8,200    Clark County, Solid Waste
              Disposal Revenue, Reynolds
              Metals Co. Project, AMT,
              1.65%, 8/1/22, INS: MBIA*....       8,200
   3,990    State Development Finance
              Authority, IDR, Semco, Inc.
              Project, AMT, 1.70%, 12/1/19,
              LOC: Bank of America*........       3,990
                                             ----------
                                                 37,390
                                             ----------
California (0.7%):
  11,766    Newman Capital Trust, Series
              01-1, Class A, 1.72%, 4/7/31,
              LOC: FHLMC* (b)..............      11,766
                                             ----------
Colorado (3.8%):
  10,000    Airport System Revenue, 1.70%,
              11/15/25, LOC: Societe
              General NY*..................      10,000

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       10
Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado, continued:
$ 20,515    City & County Denver, Single
              Family Mortgage Revenue, AMT,
              1.82%, 11/1/32, GTY:
              GNMA/FNMA/FHLMC*.............  $   20,515
   1,700    Colorado Springs, 1.60%,
              11/1/22, LOC: Wells Fargo
              Bank N.A.*...................       1,700
   9,430    El Paso County, Single Family
              Mortgage Revenue, AMT, 1.82%,
              11/1/33, LOC:
              FNMA/GNMA/FHLMC* (b).........       9,430
   4,600    Housing Finance Authority,
              Multi-Family Revenue, Series
              00-A2, 1.60%, 4/1/20 *.......       4,600
  16,850    Park Creek Metro District,
              1.90%, 12/1/24, LIQ: Lehman
              Brothers* (b)................      16,850
   2,500    School Mines Development Corp.,
              Revenue, 1.65%, 9/1/26, LOC:
              Allied Irish Bank*...........       2,500
                                             ----------
                                                 65,595
                                             ----------
Florida (1.4%):
  18,480    Palm Beach County Education
              Facilites Authority, Lynn
              University, Revenue, 1.55%,
              11/1/21, LOC: Bank of
              America*.....................      18,480
   5,500    Palm Beach County, Zoological
              Society, 1.60%, 5/1/31, LOC:
              Northern Trust Co.*..........       5,500
                                             ----------
                                                 23,980
                                             ----------
Georgia (1.2%):
  20,900    St. Mary's Developmental
              Authority, PCR,
              Trigen-Biopower, Inc.
              Project, 1.65%, 11/1/25, LOC:
              Wachovia Bank*...............      20,900
                                             ----------
Idaho (0.2%):
   4,045    State University Foundation,
              Inc., Revenue, L.E. & Thelma
              Stephens Project, 1.60%,
              5/1/21, LOC: Wells Fargo Bank
              N.A.*........................       4,045
                                             ----------
Illinois (5.1%):
   5,000    Carol Stream, Multi-Family
              Housing Revenue, Refinancing
              Housing, St. Charles Square,
              AMT, 1.80%, 3/15/27, LIQ:
              FNMA*........................       5,000
   7,490    Chicago Board of Education,
              Merlots, Series A47, 1.65%,
              12/1/26, INS: FGIC* (b)......       7,490

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
$  2,871    Chicago O'Hare International
              Airport, Revenue, Second
              Lien, Series B, AMT, 1.60%,
              1/1/18, LOC: Societe
              Generale*....................  $    2,871
  10,000    Chicago O'Hare International
              Airport, Revenue, Series B06,
              AMT, 1.70%, 1/1/32, INS:
              AMBAC* (b)...................      10,000
   7,100    Chicago Park District, Merlots,
              Series A61, 1.65%, 1/1/21,
              INS: FGIC* (b)...............       7,100
   8,670    Cook County Community
              Consolidated Schools,
              District #015, Palatine
              Putters, GO, Series 225,
              1.67%, 12/1/15, INS: FGIC,
              LIQ: JP Morgan Chase* (b)....       8,670
   7,870    Housing Development Authority,
              Multi-Family Revenue,
              Pheasant Ridge/Hunter, AMT,
              1.68%, 4/1/32, LOC: ABN
              AMRO*........................       7,870
   7,640    Jacksonville, Industrial
              Revenue, AGI, Inc. Project,
              AMT, 1.90%, 2/1/26, LOC: Bank
              of America*..................       7,640
  10,340    Rock Island County Metropolitan
              Airport Authority, Series C,
              GO, AMT, 1.55%, 7/1/29, FSA,
              LIQ: Wells Fargo*............      10,340
  16,410    State, GO Putters, Series 133,
              1.62%, 10/1/07, LOC: FGIC,
              LIQ: J.P. Morgan Chase*
              (b)..........................      16,410
   4,430    Will & Kankakee County
              Development Authority, IDR,
              JRS Realty Association L.L.C.
              Project A, 1.90%, 12/1/18,
              LOC: PNC Bank* (b)...........       4,430
                                             ----------
                                                 87,821
                                             ----------
Indiana (0.7%):
   4,265    Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 1.50%,
              5/1/19, LOC: Fifth Third
              Bank*........................       4,265
   1,950    Jasper, EDR, Best Chairs, Inc.,
              Project, AMT, 1.75%, 3/1/19,
              LOC: PNC Bank* (b)...........       1,950

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       11
                                                                          Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
$  5,490    Miami County, IDR, Dukes
              Memorial Hospital, Series
              2000, 1.60%, 10/1/30, LOC:
              Wells Fargo*.................  $    5,490
                                             ----------
                                                 11,705
                                             ----------
Iowa (1.5%):
   9,100    Finance Authority, Multi-Family
              Revenue, Prestwick
              Apartments, 1.82%, 6/20/36,
              LOC: FHA, LIQ: Bank of New
              York* (b)....................       9,100
  15,760    Finance Authority, Revenue,
              Private School Facilities,
              1.65%, 6/1/19, LOC: Allied
              Irish Bank* (b)..............      15,760
                                             ----------
                                                 24,860
                                             ----------
Kansas (1.8%):
   7,000    City of Independence, LO,
              1.70%, 12/1/22, LOC: Comerica
              Bank*........................       7,000
  24,110    Sedgewick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-B2, 1.82%, 12/1/33,
              LOC: FNMA, LIQ: Bank of New
              York* (b)....................      24,110
                                             ----------
                                                 31,110
                                             ----------
Kentucky (1.1%):
   5,100    Carroll County, Solid Waste
              Disposal, Acquisition
              Project, 1.60%, 5/1/31, LOC:
              Citibank*....................       5,100
   2,165    City of Mayfield, League of
              Cities Lease Finance Program,
              1.70%, 7/1/26, LOC: PNC
              Bank*........................       2,165
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson
              Foods, Inc., Project, AMT,
              1.75%, 3/1/15, LOC:
              AmSouth*.....................      12,000
                                             ----------
                                                 19,265
                                             ----------
Michigan (7.8%):
   3,345    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 1.60%, 10/1/23, LOC:
              Comerica Bank*...............       3,345
  11,095    Detroit Sewer Disposal System,
              Revenue, Merlot, Series A103,
              1.65%, 7/1/29, INS: FGIC*
              (b)..........................      11,095

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
$  5,680    Detroit Sewer Disposal System,
              Revenue, Merlot, Series
              01-A112, 1.65%, 7/1/32*
              (b)..........................  $    5,680
  24,000    Higher Education Student Loan,
              Series X11-B, AMT, 1.55%,
              10/1/13, INS: AMBAC*.........      24,000
   6,500    Higher Education Student Loan
              Authority Revenue, Series
              238, 1.65%, 6/1/19*..........       6,500
   1,175    Higher Education Student Loan
              Authority, Revenue, Series
              XII-Y, AMT, 1.55%, 9/1/36,
              LOC: AMBAC, LIQ: Lloyds
              Bank*........................       1,175
   6,605    Higher Education, Student Loan
              Revenue, Series B, AMT,
              1.62%, 4/1/32, INS: AMBAC*
              (b)..........................       6,605
   4,050    Oakland County Economic
              Development Corp., Cranbrook
              Education Community Project
              A, 1.60%, 11/1/17, LIQ:
              Comerica Bank*...............       4,050
     900    Oakland University Revenue,
              1.60%, 3/1/31, INS: FGIC*....         900
   9,000    State Hospital Finance
              Authority, Revenue, 1.60%,
              3/1/27, LOC: Comerica
              Bank*........................       9,000
   3,630    State Housing Development
              Authority, Single Family
              Revenue, AMT, 1.63%, 6/1/11,
              INS: AMBAC* (b)..............       3,630
   2,795    State Strategic Fund, LO, Wayne
              Disposal Oakland Project,
              AMT, 1.70%, 3/1/05, LOC:
              Comerica Bank*...............       2,795
   3,440    State Strategic Fund, LO,
              Petoskey Plastics, Inc.
              Project, AMT, 1.70%, 8/1/16,
              LOC: Comerica Bank* (b)......       3,440
   2,450    State Strategic Fund, LO,
              Saginaw Products Corp.
              Project, AMT, 1.70%, 9/1/17,
              LOC: Comerica Bank* (b)......       2,450
   2,560    State Strategic Fund, LO, Pyper
              Products Corp. Project, AMT,
              1.70%, 10/1/18, LOC: Comerica
              Bank* (b)....................       2,560
   1,495    State Strategic Fund, LO,
              Quincy, Inc. Project, AMT,
              1.70%, 12/1/22, LOC: Morgan
              Guaranty Trust* (b)..........       1,495

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       12
Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
$  4,600    State Strategic Fund, LO,
              Series 2000, 1.70%, 6/1/25,
              LOC: Comerica Bank* (b)......  $    4,600
   1,955    State Strategic Fund, LO,
              Atmosphere Heat Treating,
              1.70%, 8/1/27, LOC: Comerica
              Bank*........................       1,955
   2,050    State Strategic Fund, LO, Van
              Andel Research Institute
              Project, 1.60%, 11/1/27, LOC:
              Michigan National Bank*......       2,050
   3,000    State Strategic Fund, LO, JEB
              Properties, Inc. Project,
              1.70%, 9/1/30, LOC: Comerica
              Bank* (b)....................       3,000
   3,285    State Strategic Fund, LO,
              Sterling Die & Engineering
              Project, AMT, 1.70%, 8/1/35,
              LOC: Comerica Bank* (b)......       3,285
   2,710    State Strategic Fund, LO, Van
              Andel Research Institute
              Project, 1.60%, 3/1/39, LOC:
              Michigan National Bank*......       2,710
     930    State University Revenue,
              General Receipts, 1.55%,
              8/15/30, LIQ: Dexia Credit
              Local de France*.............         930
     275    State University Revenue,
              Series 00-A, 1.55%, 8/15/30,
              LIQ: Dexia Credit Local de
              France*......................         275
   8,875    Wayne County Airport, Series A,
              AMT, 1.61%, 12/1/08, INS:
              FSA*.........................       8,875
  15,580    Wayne County Airport, Series A,
              AMT, 1.65%, 12/1/16, LOC:
              Bayerische Landesbank*.......      15,580
                                             ----------
                                                131,980
                                             ----------
Minnesota (0.5%):
   1,055    Higher Education Facilities
              Authority, Carleton College,
              Series 3-L2, 1.45%, 11/1/12,
              LIQ: Wells Fargo*............       1,055
   8,030    St. Paul Housing &
              Redevelopment Authority,
              Revenue, Derham Hall Project,
              1.60%, 2/1/26, LOC: Allied
              Irish Bank*..................       8,030
                                             ----------
                                                  9,085
                                             ----------

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Mississippi (2.0%):
$ 14,130    Home Corp. Single Family
              Mortgage, Series 02A, Roaring
              Fork 02-2, 1.77%, 6/1/34,
              LOC: GNMA, FNMA, LIQ: Bank of
              New York* (b)................  $   14,130
  20,100    Hospital Equipment & Facilities
              Authority, Revenue, North
              Mississippi Health Services,
              Series 1, 1.45%, 5/15/30,
              LOC: Westdeutsche
              Landesbank*..................      20,100
                                             ----------
                                                 34,230
                                             ----------
Missouri (0.5%):
   9,250    Newman Capital Trust, Series
              01-1, Class A, 1.77%,
              4/11/33, LOC: FHLMC* (b).....       9,250
                                             ----------
Nebraska (0.2%):
   4,100    Investment Finance Authority,
              Single Family Housing
              Revenue, Series H, 1.33%,
              9/1/17, LIQ: Bank of America*
              (b)..........................       4,100
                                             ----------
North Carolina (0.5%):
   9,250    Charlotte, Airport Revenue,
              Series A, AMT, 1.55%, 7/1/17,
              INS: MBIA*...................       9,250
                                             ----------
Ohio (7.6%):
   7,500    City of Hamilton, 1.52%,
              10/15/25, INS: FSA, LIQ:
              Dexia Public Finance Bank*...       7,500
  12,000    Franklin County Hospital
              Revenue, Series II-R-55,
              1.72%, 6/1/17, LIQ: Salomon
              Smith Barney* (b)............      12,000
   5,000    Hamilton County, Hospital
              Facilities Revenue, 1.59%,
              6/1/27, LOC: JP Morgan Chase
              *............................       5,000
   7,015    Housing Finance Agency,
              Revenue, Assistanced Living
              Concepts, Series A-1, AMT,
              1.70%, 7/1/18, LOC: U.S. Bank
              N.A.*........................       7,015
   3,990    Housing Finance Agency, Series
              C, AMT, 1.70%, 9/1/13, LOC:
              GNMA, LIQ: First Union*
              (b)..........................       3,990
   6,145    Lake County Hospital
              Facilities, 1.70%, 12/1/32,
              LOC: Radian, SPA: Fleet Bank
              N.A.*........................       6,145
   8,795    Lyndhurst EDR, 1.62%, 5/1/27,
              LOC: National City Bank*.....       8,795
   3,000    Mahoning County Hospital
              Facilities Revenue, 1.62%,
              12/1/27, LOC: Fifth Third
              Bank*........................       3,000

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       13
                                                                          Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
$  3,550    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              1.65%, 4/1/28, LOC: Societe
              Generale*....................  $    3,550
   2,500    State Revitalization Project,
              1.58%, 10/1/17, INS: AMBAC*
              (b)..........................       2,500
   5,200    State Water Development
              Authority Revenue, Timken Co.
              Project, 1.60%, 5/1/07 *.....       5,200
   5,825    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              1.60%, 1/1/07, SPA: SLMA*....       5,825
  56,850    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              1.60%, 8/1/10, SPA: SLMA*....      56,850
   3,170    Warren County, EDR, Ralph J.
              Stolle Countyside YMCA,
              1.60%, 8/1/20, LOC: Fifth
              Third Bank* (b)..............       3,170
                                             ----------
                                                130,540
                                             ----------
Oklahoma (0.4%):
   6,000    Industrial Authority, Hospital
              Revenue, Deaconess Health,
              Series A, 1.65%, 10/1/17,
              LOC: KBC Bank N.V.*..........       6,000
                                             ----------
Other (5.5%):
  24,500    Charter Mac, 1.72%, 4/1/43,
              INS: MBIA* (b)...............      24,500
  10,000    Charter Mac, 1.72%, 6/1/44,
              INS: MBIA* (b)...............      10,000
  60,355    State Clipper Trust 2002-1, GO,
              1.82%, 12/1/07, LOC: State
              Street Bank* (b).............      60,356
                                             ----------
                                                 94,856
                                             ----------
Pennsylvania (4.2%):
   2,360    Allegheny County, Hospital
              Development Authority
              Revenue, Margaret Memorial
              Hospital, 1.63%, 10/1/21,
              LOC: Mellon Bank*............       2,360
   4,525    Allegheny County, IDA, Eye &
              Ear Properties Corp., 1.60%,
              2/1/15, LOC: PNC Bank*.......       4,525
   8,300    Allegheny County, IDA, Revenue,
              United Jewish Federation
              Project, Series B, 1.65%,
              10/1/25, LOC: PNC Bank*
              (b)..........................       8,300

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania, continued:
$ 30,755    Delaware County Authority,
              Revenue, Mercy Health System,
              1.74%, 11/15/16, LOC: ABN
              AMRO* (b)....................  $   30,755
  10,000    Higher Education Assistant
              Agency, Student Loan, 1.70%,
              6/1/31, INS: AMBAC*..........      10,000
  10,000    Lancaster County Hospital
              Authority Revenue, 1.65%,
              12/1/32, INS: Radian
              Insurance*...................      10,000
   5,300    State Economic Development
              Finance Authority, Revenue,
              Fabtech, Inc. Project, Series
              98-D, 1.75%, 6/1/10, LOC: PNC
              Bank* (b)....................       5,300
                                             ----------
                                                 71,240
                                             ----------
South Carolina (1.2%):
   9,000    Jobs Economic Development
              Authority, 1.65%, 4/1/27,
              INS: Radian Insurance*.......       9,000
   9,500    State Educational Facilities
              Authority for Private
              Nonprofit Institutions,
              Converse College Project,
              1.55%, 7/1/15, LOC: Bank of
              America*.....................       9,500
   2,540    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 1.70%,
              12/1/13, LOC: Bank of
              America* (b).................       2,540
                                             ----------
                                                 21,040
                                             ----------
Tennessee (1.3%):
   6,475    Montgomery County, Public
              Building Authority, 1.55%,
              7/1/19, LOC: Bank of America*
              (b)..........................       6,475
  12,895    Montgomery County, Public
              Building Authority, Pooled
              Financing Revenue, 1.55%,
              9/1/29, LOC: Bank of America*
              (b)..........................      12,895
   3,700    Nashville & Davidson County,
              Health & Education Facilities
              Board, Revenue, Belmont
              University Project, 1.55%,
              12/1/22, LOC: SunTrust*
              (b)..........................       3,700
                                             ----------
                                                 23,070
                                             ----------

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       14
Report

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (9.6%):
$ 14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project,
              AMT, 1.55%, 12/1/16, LOC:
              Credit Suisse First
              Boston*......................  $   14,100
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet, Inc.
              Project, Series 01-A1, AMT,
              1.65%, 1/1/16, LOC: Bank
              America*.....................       4,055
   9,120    Dallas Fort Worth International
              Airport, Revenue, 1.62%,
              11/1/24 * (b)................       9,120
   3,700    Denton County, IDR, Hydro
              Conduit Corp., 1.65%,
              12/1/06, LOC: Union Bank of
              Switzerland* (b).............       3,700
   5,500    Gulf Coast Waste Disposal
              Authority, 1.75%, 9/1/22*....       5,500
   7,630    Lubbock Housing Finance Corp.,
              Roaring Fork Trust, Single
              Family Housing, Series 01-1,
              Class A, AMT, 1.77%, 10/1/30,
              LOC: GNMA, FNMA, LIQ: BONY*
              (b)..........................       7,630
   5,195    Nacogdoches County, Hospital
              District Sales Tax, Series
              A59, 1.65%, 5/15/26, INS:
              AMBAC* (b)...................       5,195
  20,300    Panhandle Plains Higher
              Education, Inc., Student Loan
              Revenue, Series A, AMT,
              1.55%, 6/1/21, LOC: Student
              Loans Marketing Corp.*.......      20,300
  12,200    Panhandle Plains Higher
              Education, Inc., Student Loan
              Revenue, Series X, AMT,
              1.55%, 6/1/27, LOC: Student
              Loans Marketing Corp.*.......      12,200
  30,635    Port of Port Arthur, Motiva
              Enterprises Project, 1.75%,
              12/1/27 * (b)................      30,635
   7,200    San Antonio Health Facilities
              Development Corp., Revenue,
              CTRC Clinical Foundation
              Project, 1.60%, 6/1/20, LOC:
              Wells Fargo*.................       7,200
   6,200    South Higher Education
              Authority, Revenue, AMT,
              1.55%, 12/1/27, SPA: SLMA*...       6,200

PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
$  7,000    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              Timber Point Apartments,
              Series A-1, AMT, 1.60%,
              9/1/32, LOC: FHLMC*..........  $    7,000
  23,020    Tarrant County, 1.77%, 6/1/34,
              LOC: FNMA * (b)..............      23,020
   6,760    Trinity River Authority, Solid
              Waste Disposal, Revenue,
              Community Waste Disposal
              Project, 1.75%, 5/1/21, LOC:
              Wells Fargo*.................       6,760
                                             ----------
                                                162,615
                                             ----------
Washington (3.5%):
  30,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 1.30%, 10/1/30,
              LOC: Bank of America*........      30,000
  13,800    Snohomish County Public
              Hospital, 1.55%, 12/5/18,
              LOC: Bank of America*........      13,800
   9,500    State Finance Commission,
              Avalon Ridge Apartments
              Project, AMT, 1.60%, 5/15/26,
              LOC: FNMA*...................       9,500
   7,000    State Health Care Facilities
              Authority, National
              Healthcare Research &
              Education Revenue, 1.60%,
              1/1/32, LOC: Union Bank of
              Switzerland*.................       7,000
                                             ----------
                                                 60,300
                                             ----------
West Virginia (0.6%):
  10,800    Putnam County, Solid Waste
              Disposal, Revenue, Toyota
              Motor Manufacturing Project,
              Series A, AMT, 1.60%,
              8/1/29*......................      10,800
                                             ----------
Wisconsin (0.6%):
  10,000    Badger Tobacco Asset
              Securitization Corp., 1.74%,
              6/1/27, LOC: Lloyds Bank*
              (b)..........................      10,000
                                             ----------
Wyoming (0.5%):
   8,600    Green River, Solid Waste
              Disposal, Revenue, OCI
              Wyoming LP Project, AMT,
              1.90%, 8/1/17, LOC: Comerica
              Bank*........................       8,600
                                             ----------
  Total Weekly Demand Notes                   1,193,083
                                             ----------

Continued

ONE GROUP MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       15
                                                                          Report


PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
MONTHLY DEMAND NOTES (5.1%):
District of Columbia (4.6%):
$ 80,000    Housing Finance Agency, Series
              99, 1.41%, 12/1/54, GTY: GE *
              (b)..........................  $   80,000
                                             ----------
Maryland (0.5%):
   7,745    Prince Georges County Housing
              Authority, Single Family
              Mortgage Revenue, 1.35%,
              6/25/03, GTY: GE* (b)........       7,745
                                             ----------
  Total Monthly Demand Notes                     87,745
                                             ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT          SECURITY DESCRIPTION          VALUE
---------   -------------------------------  ----------
INVESTMENT COMPANIES (1.0%):
  16,824    TFIC Cash Reserve..............      16,824
                                             ----------
  Total Investment Companies                     16,824
                                             ----------
Total (Amortized Cost $1,710,504)(a)         $1,710,504
                                             ==========

------------
Percentages indicated are based on net assets of $1,713,107.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       16
Report

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL NOTES (1.0%):
Michigan (1.0%):
 $1,500     Ferndale School District, GO,
              2.25%, 8/21/03, LOC: Comerica
              Bank.............................  $  1,508
                                                 --------
  Total Municipal Notes                             1,508
                                                 --------
ANTICIPATION NOTES (1.0%):
Michigan (1.0%):
  1,500     Kalamazoo City School District, GO,
              2.50%, 3/28/03, LOC: Comerica
              Bank.............................     1,502
                                                 --------
  Total Anticipation Notes                          1,502
                                                 --------
COMMERCIAL PAPER (11.0%):
Michigan (11.0%):
  9,200     State Housing Authority,
              Multi-Family Housing, Revenue,
              Class A, AMT, 1.20%, 1/7/03......     9,200
  7,000     State Housing Authority,
              Multi-Family Housing, Revenue,
              Series A, AMT, 1.70%, 1/14/03,
              LOC: Landesbank
              Hessen-Thueringen................     7,000
  1,000     University of Michigan, 1.60%,
              1/14/03..........................     1,000
                                                 --------
                                                   17,200
                                                 --------
  Total Commercial Paper                           17,200
                                                 --------
MUNICIPAL BONDS (2.2%):
Michigan (2.2%):
  1,000     Detroit, EDC, Resource Recovery,
              Revenue, Series A, AMT, 3.10%,
              5/1/03, INS: AMBAC...............     1,003
  2,500     State Housing Development
              Authority, Revenue, Series D,
              AMT, 1.40%, 6/1/30, GO of
              AUTH*............................     2,500
                                                 --------
                                                    3,503
                                                 --------
  Total Municipal Bonds                             3,503
                                                 --------
DAILY DEMAND NOTES (7.1%):
Michigan (7.1%):
  3,175     University of Michigan, Revenue,
              Hospital, Series A, 1.70%,
              12/1/19 *........................     3,175
  2,300     University of Michigan, Revenue,
              Hospital, Series A, 1.70%,
              12/1/24 *........................     2,300
  3,200     University of Michigan, Revenue,
              Hospital, Series A, 1.70%,
              12/1/27 *........................     3,200
  2,400     University of Michigan, Revenue,
              Hospital, Series A, 1.70%,
              12/1/27 *........................     2,400
                                                 --------
                                                   11,075
                                                 --------
  Total Daily Demand Notes                         11,075
                                                 --------

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES (77.7%):
Michigan (77.7%):
 $2,495     City of Detroit, Resource Recovery,
              Series 01-A, AMT, 1.70%, 5/1/08,
              INS: AMBAC* (b)..................  $  2,495
  4,750     Detroit Sewer Disposal, Revenue,
              Series 01-A112, 1.65%, 7/1/32,
              INS: MBIA* (b)...................     4,750
  4,260     Detroit Sewer Disposal, Revenue,
              Series G, 1.26%, 7/1/29, INS:
              FGIC* (b)........................     4,260
  5,280     Detroit Water Supply System,
              Revenue, Series 01-C, 1.50%,
              7/1/29, INS: FGIC*...............     5,280
  1,100     Detroit, EDC, Waterfront
              Reclamation, 1.55%, 5/1/09, LOC:
              Bank of America*.................     1,100
  4,300     Detroit, EDC, Waterfront
              Reclamation, Series A, 1.55%,
              5/1/09, LOC: Bank of America*....     4,300
  7,000     Grand Rapids & Kent County Joint
              Building Authority, 1.65%,
              12/1/14, LIQ: JP Morgan Chase*
              (b)..............................     7,000
  3,530     Grand Rapids EDR, 1.60%, 11/1/20,
              LOC: Old Kent Bank & Trust*......     3,530
    600     Greater Detroit Resource Recovery
              Authority, Revenue, Series 167,
              1.62%, 12/13/06, INS: AMBAC*
              (b)..............................       600
  1,350     Higher Education Student Loan
              Authority Revenue, Series B, AMT,
              1.62%, 4/1/32, LOC: Fifth Third
              Bank*............................     1,350
  3,200     Higher Education Student Loan
              Authority, Revenue, Series XII-B,
              AMT, 1.55%, 10/1/13, INS:
              AMBAC*...........................     3,200
  2,425     Higher Education Student Loan
              Authority, Revenue, Series XII-Y,
              AMT, 1.55%, 9/1/36, INS: AMBAC,
              LIQ: Lloyds Bank*................     2,425
  3,155     Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 1.70%, 6/1/17, LOC:
              Comerica Bank* (b)...............     3,155
  1,000     Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 1.62%,
              9/1/15, LOC: Fifth Third Bank*...     1,000
  5,095     Municipal Bond Authority, Revenue,
              Series 286, 1.50%, 7/3/03, LIQ:
              JP Morgan Chase*.................     5,095
  6,450     Oakland County, EDC, LO, Revenue,
              Cranbrook Education Community
              Project, Series A, 1.60%,
              11/1/17, LIQ: Comerica Bank*.....     6,450

Continued

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       17
                                                                          Report

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $1,985     Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              1.70%, 7/1/18, LOC: Comerica
              Bank* (b)........................  $  1,985
  8,120     Oakland University, Revenue, 1.60%,
              3/1/31, INS: FGIC*...............     8,121
  5,000     State Building Authority, Revenue,
              Series 517X, 1.60%, 10/15/10,
              LIQ: Bank of New York* (b).......     5,000
    885     State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 1.65%,
              12/1/23, LOC: National City*.....       885
  1,000     State Hospital Finance Authority,
              Revenue, Series B, 1.60%, 3/1/27,
              LOC: Comerica Bank*..............     1,000
  4,100     State Housing Development
              Authority, Multi-Family Housing
              Revenue, LO, Series A, 1.60%,
              8/15/32, FNMA*...................     4,100
  1,500     State Strategic Fund, IDR, C-Tec,
              Inc. Project, AMT, 1.65%,
              10/1/11, LOC: SunTrust Bank*
              (b)..............................     1,500
  3,040     State Strategic Fund, LO, Revenue,
              Acquisition Project, Series 01,
              AMT, 1.75%, 7/1/21, LOC: First
              Union National Bank* (b).........     3,040
  1,300     State Strategic Fund, LO, Revenue,
              B & C Leasing L.L.C. Project,
              AMT, 1.70%, 7/1/24, LOC: Bank of
              America*.........................     1,300
  2,470     State Strategic Fund, LO, Revenue,
              Custom Profile Project, AMT,
              1.75%, 1/1/26, LOC: Firstar Bank*
              (b)..............................     2,470
    900     State Strategic Fund, LO, Revenue,
              Pinnacle Molded Plastics, AMT,
              1.83%, 11/1/09, LOC: Michigan
              National Bank* (b)...............       900
  2,715     State Strategic Fund, LO, Revenue,
              Rapidline, Inc. Project, AMT,
              1.75%, 12/1/31, LOC: Firstar Bank
              N.A.* (b)........................     2,715
  2,000     State Strategic Fund, LO, Revenue,
              Steketee-Van Huis Project, AMT,
              1.75%, 5/1/21, LOC: Fifth Third
              Bank N.A.* (b)...................     2,000

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $3,730     State Strategic Fund, LO, Revenue,
              Tim Properties L.L.C. Project,
              1.70%, 5/1/25, LOC: Fifth Third
              Bank*............................  $  3,730
  2,700     State Strategic Fund, LO, Revenue,
              Van Andel Research Institute,
              1.60%, 12/1/21, LOC: Standard
              Federal Bank*....................     2,700
  1,555     State Strategic Fund, LO, Revenue,
              Village at Muskegon L.L.C.
              Project, 1.55%, 8/15/34, LIQ:
              FNMA*............................     1,555
    885     State Strategic Fund, Revenue,
              Dennenlease L.L.C. Project, AMT,
              1.70%, 4/1/10, LOC: Fifth Third
              Bank*............................       885
    450     State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 1.70%, 11/1/11, LOC:
              National City Bank*..............       450
  1,305     State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              1.70%, 12/1/22, LOC: Comerica
              Bank* (b)........................     1,305
  4,450     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.60%,
              11/1/27, LOC: Michigan National
              Bank*............................     4,450
  2,290     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.60%,
              3/1/39, LOC: Michigan National
              Bank*............................     2,290
  2,054     State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 1.60%,
              1/1/14, LOC: Barclays Bank New
              York*............................     2,054
  1,500     State, Grant Anticipation Notes,
              Series A, 1.45%, 9/15/09, INS:
              FSA*.............................     1,500
  3,975     State, Trust Receipts, GO, 1.70%,
              12/1/12, LIQ: Lehman Brothers*
              (b)..............................     3,975
  6,125     Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, AMT, 1.61%, 12/1/08, INS:
              FSA*.............................     6,125
                                                 --------
                                                  122,025
                                                 --------
  Total Weekly Demand Notes                       122,025
                                                 --------
Total (Amortized Cost $156,813) (a)              $156,813
                                                 ========

------------
Percentages indicated are based on net assets of $156,840.
(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       18
Report

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ANTICIPATION NOTES (10.0%):
Ohio (10.0%):
 $1,000     Butler County, Series C, GO, 1.81%,
              3/13/03..........................  $  1,000
  2,030     Butler County, County Airport, GO,
              AMT, 2.38%, 6/12/03..............     2,032
  1,000     Cincinnati Convention Center,
              2.50%, 11/12/03..................     1,007
  2,500     Dayton City School District, GO,
              2.00%, 7/10/03...................     2,511
  1,500     Kenston Local School District, GO,
              2.00%, 5/21/03...................     1,505
  3,000     Kettering City School District, GO,
              2.00%, 6/25/03...................     3,013
    925     Pickerington, GO, 2.25%, 6/19/03...       926
  1,000     Plain Local School District, GO,
              2.00%, 6/4/03....................     1,003
  2,000     Reynoldsburg City School District,
              School Faciities Construction,
              Series A, GO, 2.00%, 6/19/03.....     2,008
  2,000     University of Cincinnati, General
              Receipts, Revenue, Series C,
              2.10%, 3/19/03...................     2,002
  1,265     Upper Arlington, Series A, 2.00%,
              11/20/03.........................     1,271
                                                 --------
                                                   18,278
                                                 --------
  Total Anticipation Notes                         18,278
                                                 --------
MUNICIPAL NOTES (2.6%):
Ohio (2.6%):
  2,400     School District Cash Flow Borrowing
              Certificates, 2.27%, 6/30/03.....     2,407
  2,400     Zanesville City School District,
              Series A, GO, 2.03%, 3/13/03.....     2,403
                                                 --------
                                                    4,810
                                                 --------
  Total Municipal Notes                             4,810
                                                 --------
TAX FREE COMMERCIAL PAPER (8.8%):
Ohio (8.8%):
  4,100     State Air Quality, Development
              Authority, PCR, Cleveland
              Electric Illuminating Co., Series
              B, 1.60%, 1/9/03, INS: FGIC......     4,100
  3,000     State Air Quality, Development
              Authority, PCR, Cleveland
              Electric Illuminating Co., Series
              B, 1.20%, 2/2/03, INS: FGIC......     3,000
  7,000     State University, 1.05%, 2/3/03....     7,000

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Ohio, continued:
 $2,000     State Water Development Authority,
              PCR, Cleveland Electric
              Illuminating Co., Series A,
              1.20%, 2/12/03, INS: FGIC........  $  2,000
                                                 --------
                                                   16,100
                                                 --------
  Total Tax Free Commercial Paper                  16,100
                                                 --------
DAILY DEMAND NOTES (8.7%):
Ohio (8.7%):
    115     Cuyahoga County, Hospital Revenue,
              University Hospitals of
              Cleveland, 1.48%, 1/1/16, LOC:
              J.P. Morgan Chase*...............       115
    475     State Air Quality Development
              Authority, Cincinnati Gas &
              Electric, Series A, 1.70%,
              9/1/30, LOC: Barclays Bank*......       475
  1,650     State Air Quality Development
              Authority, Revenue, Toledo Ohio
              Edison, 1.70%, 4/1/24, LOC:
              Barclays Bank*...................     1,650
    800     State Air Quality, Development,
              PCR, Ohio Edison Co. Project,
              Series C, AMT, 1.75%, 9/1/18,
              LOC: Barclays Bank/Morgan Stanley
              Dean Witter*.....................       800
  3,100     State Solid Waste Authority,
              Revenue, BP Exploration & Oil
              Project, AMT, 1.75%, 8/1/34, LOC:
              BP North America*................     3,100
  1,450     State Solid Waste, Revenue, BP
              Products North America, Series B,
              AMT, 1.75%, 8/1/34*..............     1,450
  3,600     State Water Development Authority
              Pollution, Revenue, BP, 1.70%,
              4/1/24, LOC: Barclays Bank PLC*..     3,600
  1,900     Trumbull County Health Care
              Facilities, Revenue, Refunding &
              Improvement Shepherd, 1.80%,
              10/1/31, INS: Radian Insurance,
              LIQ: Fleet National Bank*........     1,900
  1,000     University of Toledo General
              Receipts Bond, 1.85%, 6/1/32*....     1,000
  1,880     Water Development Authority, Mead
              Paper Co., Series B, 1.63%,
              11/1/15, LOC: Bank of America*...     1,880
                                                 --------
                                                   15,970
                                                 --------
  Total Daily Demand Notes                         15,970
                                                 --------

Continued

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       19
                                                                          Report

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES (69.5%):
Ohio (69.5%):
 $5,000     ABN AMRO Munitops Certificates
              01-7, GO, 1.63%, 12/1/07, INS:
              AMBAC* (b).......................  $  5,000
  2,345     Cleveland Airport System, Airport
              Revenue, Series D, AMT, 1.55%,
              1/1/27, LOC: Toronto Dominion
              Bank*............................     2,345
  4,900     Cleveland Airport Systems Revenue,
              1.55%, 1/1/31, INS: FSA*.........     4,900
  1,263     Cleveland Income Tax Revenue,
              1.55%, 5/15/24, INS: AMBAC*......     1,263
  2,500     Cuyahoga County, Economic
              Development, Revenue, Gilmore
              Academy Project, 1.60%, 2/1/22,
              LOC: Fifth Third Bank* (b).......     2,500
    800     Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 1.60%,
              11/1/24, LOC: Key Bank*..........       800
  4,400     Cuyahoga County, Health Care
              Facility, Revenue, 1.60%, 2/1/31,
              LOC: Lasalle Bank N.A.*..........     4,400
  2,300     Cuyahoga County, Hospital Revenue,
              University Hospital Health,
              Series D, 1.60%, 1/15/29, LOC: JP
              Morgan Chase*....................     2,300
    300     Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 1.70%, 4/1/12, LOC:
              ABN-AMRO*........................       300
  3,485     Cuyahoga County, Revenue, AMT,
              1.70%, 12/1/12, LOC: National
              City Bank*.......................     3,485
  5,000     Franklin County, Healthcare
              Facilities Revenue, Refunding &
              Improvement, Series B, 1.55%,
              7/1/33, LOC: National City
              Bank*............................     5,000
  4,000     Franklin County, Hospital Revenue,
              Series II, 1.72%, 6/1/17, LOC:
              Salomon Smith Barney* (b)........     4,000
    400     Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              1.75%, 6/1/04, LOC: PNC Bank*
              (b)..............................       400
  5,550     Franklin County, Multi-Family
              Revenue, Ashton Square Apartments
              Project, 1.65%, 6/15/32, LIQ:
              FNMA* (b)........................     5,550
  1,500     Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 1.60%,
              5/15/17, LOC: PNC Bank*..........     1,500

PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $1,000     Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 1.58%,
              1/1/18, INS: MBIA*...............  $  1,000
  5,000     Hamilton County, Hospital
              Facilities Revenue, Series B,
              1.59%, 6/1/27, LOC: JP Morgan
              Chase*...........................     5,000
  3,700     Housing Finance Agency, Mortgage
              Revenue, Merlots Series A4,
              1.70%, 9/1/22, LOC: FHLB* (b)....     3,700
  4,560     Housing Finance Agency, Revenue,
              Series A1, AMT, 1.70%, 7/1/18,
              LOC: U.S. Bank*..................     4,560
  1,040     Huron County Economic Revenue,
              Norwalk Furniture Project, AMT,
              1.70%, 11/1/21, LOC: Comerica
              Bank* (b)........................     1,040
  4,855     Kent State University, University
              Revenue, General Receipts, 1.55%,
              5/1/31, INS: MBIA, LIQ: Dexia
              Public Finance Bank*.............     4,855
  5,000     Lake County Hospital Facilities
              Revenue, Lake Hospital Systems,
              Inc., 1.70%, 12/1/32 *...........     5,000
  2,300     Lake County, Revenue, Pressure
              Technology, 1.75%, 7/1/09, LOC:
              Wachovia Bank*...................     2,300
  1,200     Lyndhurst, Economic Development
              Revenue, Hawken School Project,
              1.62%, 5/1/27, LOC: National City
              Bank*............................     1,200
  2,000     Mahoning County, Hospital
              Facilities Revenue, Forum Health
              Obligation Group, Series B,
              1.62%, 12/1/27, LOC: Fifth Third
              Bank*............................     2,000
  4,870     Montgomery County, Revenue, Lyons
              Gate Project, Series A, AMT,
              1.70%, 1/1/29, LOC: FHLB*........     4,870
  1,100     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.61%, 4/1/28, LOC: Societe
              Generale*........................     1,100
  3,500     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.65%, 4/1/28, LOC: Societe
              Generale*........................     3,500
  6,000     State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.65%, 4/1/29, LOC: Societe
              Generale*........................     6,000

Continued

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       20
Report


PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $2,600     State Building Authority, Adult
              Correction, PA-871R, Series 96-A,
              1.58%, 4/1/14, INS: AMBAC* (b)...  $  2,600
  1,900     State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 1.60%,
              11/1/30, LOC: Firstar Bank*......     1,900
  4,600     State Higher Education Facilities
              Revenue, John Carroll, 1.60%,
              2/1/32, LOC: Allied Irish
              Bank*............................     4,600
  1,030     State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 1.50%,
              10/1/22*.........................     1,030
  2,500     State Higher Education Facilities
              Revenue, John Carroll, Series A,
              1.60%, 11/15/31, LOC: Allied
              Irish Bank*......................     2,500
  6,000     State Water Development Authority,
              Revenue, 1.50%, 12/1/18, INS:
              MBIA*............................     6,001
    550     State Water Development Authority,
              Revenue, Timken Co. Project,
              1.60%, 5/1/07, LOC: Wachovia
              Bank*............................       550
  2,000     State, Putters, GO, Series 306,
              1.59%, 11/1/18, LIQ: JP Morgan
              Chase* (b).......................     2,000
  4,150     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-2, AMT, 1.60%, 8/1/10,
              SBPA: Sallie Mae* (b)............     4,150

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $3,675     Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-1, AMT, 1.60%, 1/1/07,
              SBPA: Sallie Mae* (b)............  $  3,675
  3,410     Summit County, IDR, Quality Mold,
              Inc. Project, Series 99, AMT,
              1.65%, 6/1/19, LOC: Key Bank*
              (b)..............................     3,410
  1,960     Warren County, Economic Development
              Revenue, Ralph J Stolle
              Countyside YMCA, 1.60%, 8/1/20,
              LOC: Fifth Third Bank* (b).......     1,960
  1,142     Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 1.75%, 7/1/23,
              LOC: Fifth Third Bank*...........     1,142
  2,000     Wooster, IDR, Allen Group, Inc.,
              1.55%, 12/1/10, LOC: Wachovia
              Bank*............................     2,000
                                                 --------
                                                  127,386
                                                 --------
  Total Weekly Demand Notes                       127,386
                                                 --------
INVESTMENT COMPANIES (0.3%):
Ohio (0.3%):
    590     Federated Municipal Cash Trust
              Fund.............................       590
                                                 --------
  Total Investment Companies                          590
                                                 --------
Total (Amortized Cost $183,134) (a)              $183,134
                                                 ========

------------
Percentages indicated are based on net assets of $183,247.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       21
                                                                          Report

ONE GROUP MUTUAL FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BAN          Bond Anticipation Note

CIBC         Insured by Canadian Imperial Bank of Commerce

EDC          Economic Development Corporation

EDR          Economic Development Revenue

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Insured by Federal Housing Association

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GIC          Guaranteed Investment Contract

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LIQ          Liquidity Agreement

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       22
Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                     U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                                         PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                         MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                                         MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                                          FUND           FUND             FUND             FUND           FUND           FUND
                                      ------------   -------------   ---------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost......  $10,951,797     $1,913,627        $652,091        $1,710,504      $156,813       $183,134
Repurchase agreements, at cost......      327,823      5,193,359         287,768                --            --             --
                                      -----------     ----------        --------        ----------      --------       --------
Investments, at value...............   11,279,620      7,106,986         939,859         1,710,504       156,813        183,134
Cash................................           --(a)          --(a)            1                78            --              7
Interest & dividends receivable.....       21,611          7,105           1,450             4,742           285            319
Receivable for capital shares
 issued.............................          963             79              --                --            --             --
Prepaid expenses....................           93             57               8                 2            --              1
                                      -----------     ----------        --------        ----------      --------       --------
Total Assets........................   11,302,287      7,114,227         941,318         1,715,326       157,098        183,461
                                      -----------     ----------        --------        ----------      --------       --------
LIABILITIES:
Cash overdraft......................           --             --              --                --            49             --
Dividends payable...................        9,351          4,507             644             1,213            96            100
Payable for capital shares
 redeemed...........................          376             --              --                --            --             --
Accrued expenses and other payables:
 Investment advisory fees...........        3,090          2,054             280               408            38             41
 Administration fees................        1,556            974             135               244            23             25
 Distribution fees..................        1,425            654             183               119            17             24
 Other..............................        2,234            961             134               235            35             24
                                      -----------     ----------        --------        ----------      --------       --------
Total Liabilities...................       18,032          9,150           1,376             2,219           258            214
                                      -----------     ----------        --------        ----------      --------       --------
NET ASSETS:
Capital.............................   11,284,240      7,104,948         939,498         1,713,117       156,841        183,250
Undistributed (distributions in
 excess of) net investment income...            1             --             448                (1)           --             (5)
Accumulated undistributed net
 realized gains (losses) from
 investment transactions............           14            129              (4)               (9)           (1)             2
                                      -----------     ----------        --------        ----------      --------       --------
Net Assets..........................  $11,284,255     $7,105,077        $939,942        $1,713,107      $156,840       $183,247
                                      ===========     ==========        ========        ==========      ========       ========
NET ASSETS:
 Class I............................  $ 4,847,432     $3,999,464        $118,760        $1,175,632      $ 75,369       $ 67,532
 Class A............................    6,360,922      3,101,731         821,182           537,475        81,471        115,715
 Class B............................       70,222          3,345              --                --            --             --
 Class C............................        5,679            537              --                --            --             --
                                      -----------     ----------        --------        ----------      --------       --------
Total...............................  $11,284,255     $7,105,077        $939,942        $1,713,107      $156,840       $183,247
                                      ===========     ==========        ========        ==========      ========       ========
OUTSTANDING UNITS OF BENEFICIAL
 INTEREST (SHARES):
 Class I............................    4,847,364      3,999,419         118,764         1,175,595        75,364         67,527
 Class A............................    6,360,945      3,101,648         821,182           537,488        81,485        115,700
 Class B............................       70,222          3,345              --                --            --             --
 Class C............................        5,679            537              --                --            --             --
                                      -----------     ----------        --------        ----------      --------       --------
Total...............................   11,284,210      7,104,949         939,946         1,713,083       156,849        183,227
                                      ===========     ==========        ========        ==========      ========       ========
Net Asset Value:
 Offering and redemption price per
 share (Class I, Class A, Class B,
 and Class C).......................  $      1.00     $     1.00        $   1.00        $     1.00      $   1.00       $   1.00
                                      ===========     ==========        ========        ==========      ========       ========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       23
                                                                          Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                              U.S. TREASURY        U.S.                          MICHIGAN         OHIO
                                  PRIME        SECURITIES       GOVERNMENT       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                  MONEY           MONEY         SECURITIES         MONEY          MONEY          MONEY
                                  MARKET         MARKET        MONEY MARKET        MARKET         MARKET         MARKET
                                   FUND           FUND             FUND             FUND           FUND           FUND
                               ------------   -------------   ---------------   ------------   ------------   ------------
INVESTMENT INCOME:
Interest income..............    $104,009        $61,578          $8,195          $13,887         $1,247         $1,120
Dividend income..............       5,031             --             571              248             --              6
                                 --------        -------          ------          -------         ------         ------
Total Income.................     109,040         61,578           8,766           14,135          1,247          1,126
                                 --------        -------          ------          -------         ------         ------
EXPENSES:
Investment advisory fees.....      20,161         12,613           1,691            3,240            291            228
Administration fees..........       9,294          5,814             780            1,494            134            122
Distribution fees (Class
  A).........................       8,147          3,865             992              679            103            112
Distribution fees (Class
  B).........................         325             15              --               --             --             --
Distribution fees (Class
  C).........................          25              3              --               --             --             --
Custodian fees...............         173            100              17               23              5              4
Interest expense.............          11             --              --               --             --             --
Legal and audit fees.........          51             25               7                8              4              4
Trustees' fees and
  expenses...................          82             39               7                9              1              1
Transfer agent fees..........       1,414            140              25               17              4              3
Registration and filing
  fees.......................         258            235              37               42             23              8
Printing and mailing costs...         208             98              19               23              4              3
Other........................          43             36               5               13              8              6
                                 --------        -------          ------          -------         ------         ------
Total expenses before
  waivers....................      40,192         22,983           3,580            5,548            577            491
Less waivers.................      (1,751)          (363)            (76)            (741)           (66)           (27)
                                 --------        -------          ------          -------         ------         ------
Net Expenses.................      38,441         22,620           3,504            4,807            511            464
                                 --------        -------          ------          -------         ------         ------
Net Investment Income........      70,599         38,958           5,262            9,328            736            662
                                 --------        -------          ------          -------         ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses)
  from investments...........          15            129               1               (9)            --(a)           2
                                 --------        -------          ------          -------         ------         ------
Change in net assets
  resulting from
  operations.................    $ 70,614        $39,087          $5,263          $ 9,319         $  736         $  664
                                 ========        =======          ======          =======         ======         ======

------------

(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       24
Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                               PRIME               U.S. TREASURY SECURITIES     U.S. GOVERNMENT SECURITIES
                                         MONEY MARKET FUND             MONEY MARKET FUND            MONEY MARKET FUND
                                     --------------------------   ---------------------------   --------------------------
                                      SIX MONTHS       YEAR        SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                        ENDED          ENDED         ENDED          ENDED          ENDED          ENDED
                                     DECEMBER 31,    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                         2002          2002           2002           2002           2002          2002
                                     ------------   -----------   ------------   ------------   ------------   -----------
                                     (UNAUDITED)                  (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............  $    70,599    $   247,921   $    38,958    $    143,427   $     5,262    $    15,832
  Net realized gains (losses) from
    investment transactions........           15             61           129               1             1              9
                                     -----------    -----------   -----------    ------------   -----------    -----------
Change in net assets resulting from
  operations.......................       70,614        247,982        39,087         143,428         5,263         15,841
                                     -----------    -----------   -----------    ------------   -----------    -----------
DISTRIBUTIONS TO CLASS I
  SHAREHOLDERS:
  From net investment income.......      (33,923)      (114,508)      (24,463)        (83,326)       (1,122)        (2,128)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income.......      (36,587)      (132,884)      (14,490)        (60,201)       (4,154)       (13,705)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income.......         (138)          (427)           (5)            (14)
DISTRIBUTIONS TO CLASS C
  SHAREHOLDERS:
  From net investment income.......          (11)           (24)           (1)             (4)
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS:
  From net investment income.......           --            (87)           --             (22)
                                     -----------    -----------   -----------    ------------   -----------    -----------
Change in net assets from
  shareholder distributions........      (70,659)      (247,930)      (38,959)       (143,567)       (5,276)       (15,833)
                                     -----------    -----------   -----------    ------------   -----------    -----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions.....................     (604,925)      (674,005)     (248,393)       (105,350)       12,329         82,979
                                     -----------    -----------   -----------    ------------   -----------    -----------
Change in net assets...............     (604,970)      (673,953)     (248,265)       (105,489)       12,316         82,987
NET ASSETS:
  Beginning of period..............   11,889,225     12,563,178     7,353,342       7,458,831       927,626        844,639
                                     -----------    -----------   -----------    ------------   -----------    -----------
  End of period....................  $11,284,255    $11,889,225   $ 7,105,077    $  7,353,342   $   939,942    $   927,626
                                     ===========    ===========   ===========    ============   ===========    ===========
SHARE TRANSACTIONS (SHARE
  TRANSACTIONS ARE AT $1.00 PER
  SHARE):
CLASS I SHARES:
  Issued...........................    5,971,684     13,665,684     3,714,334       6,927,059       435,060        216,598
  Reinvested.......................        7,532         22,824            31             277             6             16
  Redeemed.........................   (6,457,635)   (13,535,571)   (3,903,004)     (6,680,451)     (410,306)      (217,788)
                                     -----------    -----------   -----------    ------------   -----------    -----------
Change in Class I Shares...........     (478,419)       152,937      (188,639)        246,885        24,760         (1,174)
                                     ===========    ===========   ===========    ============   ===========    ===========
CLASS A SHARES:
  Issued...........................    6,789,318     18,120,606     3,202,919       9,926,702     1,559,209      3,777,421
  Reinvested.......................       11,962         47,211         2,861          11,133            14              3
  Redeemed.........................   (6,961,567)   (18,989,402)   (3,266,999)    (10,287,809)   (1,571,654)    (3,693,270)
                                     -----------    -----------   -----------    ------------   -----------    -----------
Change in Class A Shares...........     (160,287)      (821,585)      (61,219)       (349,974)      (12,431)        84,154
                                     ===========    ===========   ===========    ============   ===========    ===========
CLASS B SHARES:
  Issued...........................       64,400         33,629         2,843           1,414
  Reinvested.......................          125            454             4              15
  Redeemed.........................      (32,993)       (29,291)       (1,237)           (708)
                                     -----------    -----------   -----------    ------------
Change in Class B Shares...........       31,532          4,792         1,610             721
                                     ===========    ===========   ===========    ============
CLASS C SHARES:
  Issued...........................        6,285          7,796           432             881
  Reinvested.......................            9             24             1               5
  Redeemed.........................       (4,045)        (5,656)         (578)           (664)
                                     -----------    -----------   -----------    ------------
Change in Class C Shares...........        2,249          2,164          (145)            222
                                     ===========    ===========   ===========    ============
SERVICE CLASS SHARES:
  Issued...........................           --          2,645            --           6,339
  Reinvested.......................           --            120            --              26
  Redeemed.........................           --        (15,078)           --          (9,571)
                                     -----------    -----------   -----------    ------------
Change in Service Class Shares.....           --        (12,313)           --          (3,206)
                                     ===========    ===========   ===========    ============

------------
(a) Period from commencement of operations.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       25
                                                                          Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                   MUNICIPAL                MICHIGAN MUNICIPAL             OHIO MUNICIPAL
                                               MONEY MARKET FUND             MONEY MARKET FUND            MONEY MARKET FUND
                                          ---------------------------    -------------------------    -------------------------
                                           SIX MONTHS        YEAR         SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                             ENDED           ENDED          ENDED         ENDED          ENDED         ENDED
                                          DECEMBER 31,     JUNE 30,       DECEMBER 31,   JUNE 30,      DECEMBER 31,   JUNE 30,
                                              2002           2002            2002          2002           2002          2002
                                          ------------    -----------    ------------    ---------    ------------    ---------
                                          (UNAUDITED)                    (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................   $    9,328     $    24,306     $     736      $   2,711      $    662      $   1,791
  Net realized gains (losses) from
    investment transactions.............           (9)             11            --             --             2              2
                                           ----------     -----------     ---------      ---------      --------      ---------
Change in net assets resulting from
  operations............................        9,319          24,317           736          2,711           664          1,793
                                           ----------     -----------     ---------      ---------      --------      ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income............       (7,086)        (18,179)         (420)        (1,487)         (312)          (978)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............       (2,253)         (6,126)         (316)        (1,224)         (336)          (783)
DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS:
  From net investment income............           --              (2)
                                           ----------     -----------     ---------      ---------      --------      ---------
Change in net assets from shareholder
  distributions.........................       (9,339)        (24,307)         (736)        (2,711)         (648)        (1,761)
                                           ----------     -----------     ---------      ---------      --------      ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions..........................     (112,215)        377,212        11,424        (80,551)       35,291        (11,679)
                                           ----------     -----------     ---------      ---------      --------      ---------
Change in net assets....................     (112,235)        377,222        11,424        (80,551)       35,307        (11,647)
NET ASSETS:
  Beginning of period...................    1,825,342       1,448,120       145,416        225,967       147,940        159,587
                                           ----------     -----------     ---------      ---------      --------      ---------
  End of period.........................   $1,713,107     $ 1,825,342     $ 156,840      $ 145,416      $183,247      $ 147,940
                                           ==========     ===========     =========      =========      ========      =========
  Share Transactions (share transactions
    are at $1.00 per share):
CLASS I SHARES:
  Issued................................      553,698       1,674,212       109,987        191,364        50,075        136,602
  Reinvested............................          111             445             6             68            13             90
  Redeemed..............................     (668,558)     (1,361,570)     (117,637)      (209,097)      (39,900)      (179,373)
                                           ----------     -----------     ---------      ---------      --------      ---------
Change in Class I Shares................     (114,749)        313,087        (7,644)       (17,665)       10,188        (42,681)
                                           ==========     ===========     =========      =========      ========      =========
CLASS A SHARES:
  Issued................................      742,555       1,326,022       125,617        269,605       114,931        185,837
  Reinvested............................        1,172           4,178           320            985           333            851
  Redeemed..............................     (741,193)     (1,265,681)     (106,869)      (333,477)      (90,161)      (155,685)
                                           ----------     -----------     ---------      ---------      --------      ---------
Change in Class A Shares................        2,534          64,519        19,068        (62,887)       25,103         31,003
                                           ==========     ===========     =========      =========      ========      =========
SERVICE CLASS SHARES:
  Issued................................           --             251
  Reinvested............................           --               2
  Redeemed..............................           --            (648)
                                           ----------     -----------
Change in Service Class Shares..........           --            (395)
                                           ==========     ===========

See notes to financial statements

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       26
Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                                      ----------   -------------
                                          NET ASSET                                NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------

PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $1.000       $0.007        $(0.007)      $1.000      0.69% (a)
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000      2.14
 Year Ended June 30, 2001...............    1.000        0.055         (0.055)       1.000      5.63
 Year Ended June 30, 2000...............    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 1999...............    1.000        0.049         (0.049)       1.000      4.98
 Year Ended June 30, 1998...............    1.000        0.053         (0.053)       1.000      5.39

U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.006         (0.006)       1.000      0.60(a)
 Year Ended June 30, 2002...............    1.000        0.020         (0.020)       1.000      2.07
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.31
 Year Ended June 30, 2000...............    1.000        0.050         (0.050)       1.000      5.12
 Year Ended June 30, 1999...............    1.000        0.045         (0.045)       1.000      4.63
 Year Ended June 30, 1998...............    1.000        0.051         (0.051)       1.000      5.19

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.007         (0.007)       1.000      0.66(a)
 Year Ended June 30, 2002...............    1.000        0.021         (0.021)       1.000      2.17
 March 16, 2001 to June 30, 2001 (c)....    1.000        0.012         (0.012)       1.000      1.18(a)

MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.005         (0.005)       1.000      0.55(a)
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.45
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.48
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.38
 Year Ended June 30, 1999...............    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998...............    1.000        0.032         (0.032)       1.000      3.27

MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.005         (0.005)       1.000      0.51(a)
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.41
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.44
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.32
 Six Months Ended June 30, 1999 (d).....    1.000        0.013         (0.013)       1.000      1.34(a)
 Year Ended December 31, 1998...........    1.000        0.030         (0.030)       1.000      3.02
 Year Ended December 31, 1997...........    1.000        0.032         (0.032)       1.000      3.26

OHIO MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.005         (0.005)       1.000      0.51(a)
 Year Ended June 30, 2002...............    1.000        0.014         (0.014)       1.000      1.43
 Year Ended June 30, 2001...............    1.000        0.034         (0.034)       1.000      3.42
 Year Ended June 30, 2000...............    1.000        0.033         (0.033)       1.000      3.32
 Year Ended June 30, 1999...............    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998...............    1.000        0.033         (0.033)       1.000      3.31

                                                    RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------
                                                       RATIO OF    RATIO OF    RATIO OF
                                             NET       EXPENSES      NET       EXPENSES
                                           ASSETS,        TO      INVESTMENT      TO
                                            END OF     AVERAGE    INCOME TO    AVERAGE
                                            PERIOD       NET       AVERAGE       NET
                                           (000'S)      ASSETS    NET ASSETS   ASSETS*
                                          ----------   --------   ----------   --------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................  $4,847,432     0.52%(b)    1.37%(b)    0.55%(b)
 Year Ended June 30, 2002...............  5,325,870      0.52        2.12        0.55
 Year Ended June 30, 2001...............  5,172,911      0.52        5.54        0.55
 Year Ended June 30, 2000...............  6,224,509      0.52        5.39        0.55
 Year Ended June 30, 1999...............  5,398,206      0.50        4.79        0.54
 Year Ended June 30, 1998...............  2,616,698      0.51        5.26        0.58
U.S. TREASURY SECURITIES MONEY MARKET FU
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................  3,999,464      0.52(b)     1.19(b)     0.53(b)
 Year Ended June 30, 2002...............  4,188,032      0.52        2.01        0.53
 Year Ended June 30, 2001...............  3,941,215      0.52        5.25        0.54
 Year Ended June 30, 2000...............  4,785,390      0.51        4.98        0.54
 Year Ended June 30, 1999...............  5,599,894      0.51        4.52        0.54
 Year Ended June 30, 1998...............  3,025,608      0.52        5.07        0.60
U.S. GOVERNMENT SECURITIES MONEY MARKET
 I)
 Six Months Ended December 31, 2002
 (Unaudited)............................    118,760      0.52(b)     1.30(b)     0.54(b)
 Year Ended June 30, 2002...............     94,003      0.52        2.11        0.54
 March 16, 2001 to June 30, 2001 (c)....     95,179      0.52(b)     4.00(b)     0.53(b)
MUNICIPAL MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................  1,175,632      0.45(b)     1.08(b)     0.53(b)
 Year Ended June 30, 2002...............  1,290,395      0.45        1.38        0.53
 Year Ended June 30, 2001...............    977,300      0.45        3.43        0.53
 Year Ended June 30, 2000...............    969,070      0.46        3.31        0.54
 Year Ended June 30, 1999...............  1,077,205      0.46        2.84        0.56
 Year Ended June 30, 1998...............    498,127      0.45        3.22        0.56
MICHIGAN MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31, 2002
 (Unaudited)............................     75,369      0.49(b)     1.01(b)     0.57(b)
 Year Ended June 30, 2002...............     83,008      0.47        1.49        0.55
 Year Ended June 30, 2001...............    100,673      0.45        3.40        0.53
 Year Ended June 30, 2000...............    111,900      0.47        3.33        0.56
 Six Months Ended June 30, 1999 (d).....     91,211      0.49(b)     2.65(b)     0.57(b)
 Year Ended December 31, 1998...........    110,833      0.50        2.97        0.53
 Year Ended December 31, 1997...........     74,888      0.50        3.20        0.54
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 Six Months Ended December 31, 2002
 (Unaudited)............................     67,532      0.46(b)     1.02(b)     0.50(b)
 Year Ended June 30, 2002...............     57,338      0.46        1.47        0.50
 Year Ended June 30, 2001...............    100,004      0.46        3.33        0.49
 Year Ended June 30, 2000...............     62,084      0.45        3.26        0.52
 Year Ended June 30, 1999...............     55,745      0.42        2.85        0.55
 Year Ended June 30, 1998...............     77,224      0.40        3.27        0.53

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

(c) Period from commencement of operations.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       27
                                                                          Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                                      ----------   -------------
                                          NET ASSET                                NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------

PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $1.000       $0.006        $(0.006)      $1.000      0.57%(a)
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.88
 Year Ended June 30, 2001...............    1.000        0.052         (0.052)       1.000      5.37
 Year Ended June 30, 2000...............    1.000        0.051         (0.051)       1.000      5.25
 Year Ended June 30, 1999...............    1.000        0.046         (0.046)       1.000      4.72
 Year Ended June 30, 1998...............    1.000        0.050         (0.050)       1.000      5.13

U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.005         (0.005)       1.000      0.47(a)
 Year Ended June 30, 2002...............    1.000        0.018         (0.018)       1.000      1.81
 Year Ended June 30, 2001...............    1.000        0.049         (0.049)       1.000      5.05
 Year Ended June 30, 2000...............    1.000        0.048         (0.048)       1.000      4.86
 Year Ended June 30, 1999...............    1.000        0.043         (0.043)       1.000      4.37
 Year Ended June 30, 1998...............    1.000        0.048         (0.048)       1.000      4.92

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.005         (0.005)       1.000      0.53(a)
 Year Ended June 30, 2002...............    1.000        0.019         (0.019)       1.000      1.91
 March 16, 2001 to June 30, 2001 (c)....    1.000        0.011         (0.011)       1.000      1.11(a)

MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.004         (0.004)       1.000      0.42(a)
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.20
 Year Ended June 30, 2001...............    1.000        0.032         (0.032)       1.000      3.23
 Year Ended June 30, 2000...............    1.000        0.031         (0.031)       1.000      3.12
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.63
 Year Ended June 30, 1998...............    1.000        0.030         (0.030)       1.000      3.01

MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.004         (0.004)       1.000      0.38(a)
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.16
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.18
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Six Months Ended June 30, 1999 (d).....    1.000        0.012         (0.012)       1.000      1.21(a)
 Year Ended December 31, 1998...........    1.000        0.027         (0.027)       1.000      2.76
 Year Ended December 31, 1997...........    1.000        0.030         (0.030)       1.000      3.00

OHIO MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.004         (0.004)       1.000      0.38(a)
 Year Ended June 30, 2002...............    1.000        0.012         (0.012)       1.000      1.17
 Year Ended June 30, 2001...............    1.000        0.031         (0.031)       1.000      3.16
 Year Ended June 30, 2000...............    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1999...............    1.000        0.026         (0.026)       1.000      2.62
 Year Ended June 30, 1998...............    1.000        0.030         (0.030)       1.000      3.06

                                                    RATIOS/SUPPLEMENTARY DATA
                                          ---------------------------------------------
                                                       RATIO OF    RATIO OF    RATIO OF
                                             NET       EXPENSES      NET       EXPENSES
                                           ASSETS,        TO      INVESTMENT      TO
                                            END OF     AVERAGE    INCOME TO    AVERAGE
                                            PERIOD       NET       AVERAGE       NET
                                           (000'S)      ASSETS    NET ASSETS   ASSETS*
                                          ----------   --------   ----------   --------
PRIME MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................  $6,360,922     0.77%(b)    1.12%(b)    0.80%(b)
 Year Ended June 30, 2002...............  6,521,235      0.77        1.88        0.80
 Year Ended June 30, 2001...............  7,342,790      0.77        5.01        0.80
 Year Ended June 30, 2000...............  3,505,068      0.77        5.13        0.80
 Year Ended June 30, 1999...............  3,171,028      0.75        4.47        0.79
 Year Ended June 30, 1998...............    605,291      0.76        5.01        0.83
U.S. TREASURY SECURITIES MONEY MARKET FU
 A)
 Six Months Ended December 31, 2002
 (Unaudited)............................  3,101,731      0.77(b)     0.94(b)     0.78(b)
 Year Ended June 30, 2002...............  3,162,893      0.77        1.80        0.78
 Year Ended June 30, 2001...............  3,512,937      0.77        4.75        0.78
 Year Ended June 30, 2000...............  1,846,153      0.76        4.74        0.79
 Year Ended June 30, 1999...............  2,073,442      0.76        4.21        0.79
 Year Ended June 30, 1998...............    861,350      0.77        4.82        0.86
U.S. GOVERNMENT SECURITIES MONEY MARKET
 A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    821,182      0.77(b)     1.04(b)     0.79(b)
 Year Ended June 30, 2002...............    833,623      0.77        1.86        0.79
 March 16, 2001 to June 30, 2001 (c)....    749,460      0.77(b)     3.72(b)     0.77(b)
MUNICIPAL MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................    537,475      0.70(b)     0.83(b)     0.78(b)
 Year Ended June 30, 2002...............    534,947      0.69        1.19        0.77
 Year Ended June 30, 2001...............    470,425      0.70        3.18        0.78
 Year Ended June 30, 2000...............    438,468      0.71        3.06        0.79
 Year Ended June 30, 1999...............    428,448      0.70        2.59        0.80
 Year Ended June 30, 1998...............    104,809      0.70        2.97        0.81
MICHIGAN MONEY MARKET FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited)............................     81,471      0.74(b)     0.77(b)     0.82(b)
 Year Ended June 30, 2002...............     62,408      0.72        1.21        0.80
 Year Ended June 30, 2001...............    125,294      0.70        3.05        0.78
 Year Ended June 30, 2000...............     76,294      0.72        3.03        0.81
 Six Months Ended June 30, 1999 (d).....     69,101      0.75(b)     2.42(b)     0.84(b)
 Year Ended December 31, 1998...........     64,283      0.75        2.72        0.78
 Year Ended December 31, 1997...........     29,202      0.75        2.95        0.79
OHIO MUNICIPAL MONEY MARKET FUND (CLASS
 Six Months Ended December 31, 2002
 (Unaudited)............................    115,715      0.71(b)     0.77(b)     0.75(b)
 Year Ended June 30, 2002...............     90,602      0.71        1.17        0.75
 Year Ended June 30, 2001...............     59,583      0.71        3.05        0.74
 Year Ended June 30, 2000...............     29,842      0.70        3.00        0.77
 Year Ended June 30, 1999...............     37,180      0.67        2.60        0.80
 Year Ended June 30, 1998...............     39,100      0.65        2.98        0.78

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

(c) Period from commencement of operations.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       28
Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      INVESTMENT
                                                      ACTIVITIES   DISTRIBUTIONS
                                                      ----------   -------------
                                          NET ASSET                                NET ASSET
                                           VALUE,        NET            NET         VALUE,
                                          BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                          OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                          ---------   ----------   -------------   ---------   ------

PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................   $1.000       $0.002        $(0.002)      $1.000      0.22%(a)
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 Year Ended June 30, 2000...............    1.000        0.044         (0.044)       1.000      4.47
 Year Ended June 30, 1999...............    1.000        0.039         (0.039)       1.000      3.94
 Year Ended June 30, 1998...............    1.000        0.043         (0.043)       1.000      4.35

U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS
 B)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.002         (0.002)       1.000      0.17(a)
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.60
 Year Ended June 30, 1998...............    1.000        0.041         (0.041)       1.000      4.14

PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.002         (0.002)       1.000      0.22(a)
 Year Ended June 30, 2002...............    1.000        0.011         (0.011)       1.000      1.12
 Year Ended June 30, 2001...............    1.000        0.045         (0.045)       1.000      4.58
 May 31, 2000 to June 30, 2000 (c)......    1.000        0.004         (0.004)       1.000      0.43(a)

U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS
 C)
 Six Months Ended December 31, 2002
 (Unaudited)............................    1.000        0.002         (0.002)       1.000      0.17(a)
 Year Ended June 30, 2002...............    1.000        0.010         (0.010)       1.000      1.05
 Year Ended June 30, 2001...............    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000...............    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999...............    1.000        0.035         (0.035)       1.000      3.59
 February 18, 1998 to June 30, 1998
 (c)....................................    1.000        0.015         (0.015)       1.000      1.47(a)

                                                  RATIOS/SUPPLEMENTARY DATA
                                          ------------------------------------------
                                                    RATIO OF    RATIO OF    RATIO OF
                                            NET     EXPENSES      NET       EXPENSES
                                          ASSETS,      TO      INVESTMENT      TO
                                          END OF    AVERAGE    INCOME TO    AVERAGE
                                          PERIOD      NET       AVERAGE       NET
                                          (000'S)    ASSETS    NET ASSETS   ASSETS*
                                          -------   --------   ----------   --------
PRIME MONEY MARKET FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited)............................  $70,222     1.46%(b)    0.42%(b)    1.55%(b)
 Year Ended June 30, 2002...............  38,690      1.52        1.08        1.55
 Year Ended June 30, 2001...............  33,898      1.52        4.22        1.55
 Year Ended June 30, 2000...............  16,564      1.52        4.42        1.55
 Year Ended June 30, 1999...............   9,854      1.50        3.80        1.54
 Year Ended June 30, 1998...............   1,912      1.51        4.25        1.57
U.S. TREASURY SECURITIES MONEY MARKET FU
 B)
 Six Months Ended December 31, 2002
 (Unaudited)............................   3,345      1.36(b)     0.34(b)     1.53(b)
 Year Ended June 30, 2002...............   1,735      1.52        0.95        1.53
 Year Ended June 30, 2001...............   1,014      1.52        4.17        1.54
 Year Ended June 30, 2000...............   1,057      1.51        3.97        1.54
 Year Ended June 30, 1999...............   1,012      1.51        3.43        1.54
 Year Ended June 30, 1998...............     181      1.52        4.06        1.60
PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31, 2002
 (Unaudited)............................   5,679      1.46(b)     0.43(b)     1.56(b)
 Year Ended June 30, 2002...............   3,430      1.52        0.95        1.55
 Year Ended June 30, 2001...............   1,266      1.52        4.30        1.56
 May 31, 2000 to June 30, 2000 (c)......     848      1.52(b)     5.11(b)     1.55(b)
U.S. TREASURY SECURITIES MONEY MARKET FU
 C)
 Six Months Ended December 31, 2002
 (Unaudited)............................     537      1.39(b)     0.34(b)     1.54(b)
 Year Ended June 30, 2002...............     682      1.52        1.02        1.53
 Year Ended June 30, 2001...............     459      1.52        4.00        1.53
 Year Ended June 30, 2000...............     526      1.51        3.96        1.54
 Year Ended June 30, 1999...............     684      1.51        3.35        1.54
 February 18, 1998 to June 30, 1998
 (c)....................................       1      1.57(b)     4.01(b)     1.57(b)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not Annualized.

(b) Annualized.

(c) Period from commencement of operations.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       29
                                                                          Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, and Class C shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity or reset date of the security.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion
Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       30
Report

     of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, and 1.00% of the average daily net assets of Class B and Class C shares. For the six months ended December 31, 2002, the Distributor received $199,333 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $8,690 to affiliated broker-dealers of the Funds.
Continued

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       31
                                                                          Report

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

                                                                   CLASS                 CLASS
                                FUND                                 I       CLASS A       B       CLASS C
                                ----                              -------    -------    -------    -------
    Prime Money Market Fund.....................................   0.52%      0.77%      1.52%      1.52%
    U.S. Treasury Securities Money Market Fund..................   0.52       0.77       1.52       1.52
    U.S. Government Securities Money Market Fund................   0.52       0.77         --         --
    Municipal Money Market Fund.................................   0.47       0.72         --         --
    Michigan Municipal Money Market Fund........................   0.49       0.74         --         --
    Ohio Municipal Money Market Fund............................   0.47       0.72         --         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5. FINANCING ARRANGEMENTS:

   The Trust, State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million that expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

6. INTERFUND LENDING PROGRAM

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2002, there were no outstanding loans for the Funds.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       32
Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                            Other Directorships
 Time Served with the Trust          Principal Occupation During the Past Five Years            Held by Trustee
----------------------------    ----------------------------------------------------------    --------------------
Peter C. Marshall               From March 2002 to present, self-employed as a business       None
12/10/42                        consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present               President, W.D. Hoard, Inc. (corporate parent of DCI
                                Marketing, Inc.); November 1993 to March 2000, President
                                DCI Marketing, Inc.

Charles I. Post                 Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck            Since April 2000, advisor, Jerome P. Green & Associates,      None
10/8/39                         LLP (a broker-dealer); January 2000 to April 2000,
5/16/94 - present               self-employed as a consultant; June 1988 to December 1999,
                                Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.             From July 2002 to present, President, Carleton College;       None
9/11/46                         1995 to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn                    Since 1975, President of Gardner, Inc. (wholesale             Director,
11/5/47                         distributor to outdoor power equipment industry).             Cardinal Health
5/21/98 - present

Marilyn McCoy                   Since 1985,Vice President of Administration and Planning,     None
3/18/48                         Northwestern University.
4/28/99 - present

Julius L. Pallone               Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                         consultant).
4/28/99 - present

Donald L. Tuttle                Since 1995, Vice President, Association for Investment        None
10/6/34                         Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS  Money Market Funds Semi-Annual Report  December 31, 2002


                                       33
                                                                          Report

MONEY MARKET FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation;
1/1/00 - present               October 2002 to present, President, One Group Asset
                               Management (Ireland) Limited; October 1999 to present, Chief
                               Executive Officer and President, One Group Administrative
                               Services, Inc. and Chief Executive Officer and President,
                               One Group Dealer Services, Inc.; August 1994 to October
                               1999, Senior Managing Director, Banc One Investment Advisors
                               Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Administrative
Vice President and             Services, Inc. and One Group Dealer Services, Inc.; October
Treasurer                      2002 to present, Vice President, One Group Asset Management
1/1/00 - present               (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                               Vice President and Treasurer, One Group Dealer Services,
                               Inc.; December 1996 to October 1999, Managing Director of
                               Mutual Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young                  From October 1999 to present, Director, Mutual Fund
8/19/69                        Financial Administration, One Group Administrative Services,
Assistant Treasurer and        Inc.; October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Financial Administration, Banc One
                               Investment Advisors Corporation; January 1995 to December
                               1998, Vice President and Manager of Mutual Fund Accounting,
                               Custody and Financial Administration, First Chicago NBD
                               Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002, Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

     SEMI-ANNUAL REPORT

                                                          ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-040 (2/03)